File No. 2-56805
                                                                        811-2650

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
--------------------------------------------------------------------------------


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  |X|

     Pre-Effective Amendment No.   __                                    |_|



     Post-Effective Amendment No.  5                                     |X|


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          |X|


     Amendment No.  7                                                    |X|



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                        SELIGMAN VALUE FUND SERIES, INC.
               (Exact name of registrant as specified in charter)

--------------------------------------------------------------------------------

                                 100 PARK AVENUE
                            NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

--------------------------------------------------------------------------------

                 Registrant's Telephone Number: 212-850-1864 or
                             Toll Free: 800-221-2450

--------------------------------------------------------------------------------

                           THOMAS G. ROSE, Treasurer,
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box):


|_|  immediately upon filing pursuant to paragraph (b)


|_|  on (date) pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)


|X|  on May 1, 1999 pursuant to paragraph (a)(1)


|_|  75 days after filing pursuant to paragraph (a)(2)

|_|  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        SELIGMAN
                ----------------
                      VALUE FUND
                    SERIES, INC.

                       LARGE-CAP
                      VALUE FUND

                       SMALL-CAP
                      VALUE FUND

                                                GRAPHIC

                                              PROSPECTUS

                                             MAY 1, 1999

                                            -------------

                                         A Value Approach to

                                          Seeking Long-Term

                                        Capital Appreciation


                                             managed by

                                               [LOGO]

                                       J. & W. SELIGMAN & CO.
                                            INCORPORATED
                                          ESTABLISHED 1864


The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be considered based on the investment objective, strategies and risks described herein, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if one or more of these Funds is suitable for you.



EQVA1 5/99

TABLE OF CONTENTS

THE FUNDS
Seligman Large-Cap Value Fund
     Investment Objective/Principal Strategies    1
     Principal Risks    2
     Past Performance    3
     Fees and Expenses    4
Seligman Small-Cap Value Fund
     Investment Objective/Principal Strategies    5
     Principal Risks    6
     Past Performance    7
     Fees and Expenses    8
     Management of the Funds   9
     The Portfolio Managers'
       Historical Performance    10
     Year 2000    12
SHAREHOLDER INFORMATION
     Deciding Which Class of Shares to Buy    13
     Pricing of Fund Shares    15
     Opening Your Account    15
     How to Buy Additional Shares    16
     How to Exchange Shares Between
       The Seligman Mutual Funds    17
     How to Sell Shares    17
     Important Policies That May Affect
       Your Account    18
     Dividends and Capital Gain Distributions    19
     Taxes    19
     The Seligman Mutual Funds    20

FINANCIAL HIGHLIGHTS    21

HOW TO CONTACT US    25

FOR MORE INFORMATION    back cover

TIMES CHANGE ... VALUES ENDURE

Large-Cap Value Fund

Investment Objective/Principal Strategies

The Fund's objective is long-term capital appreciation.

The Fund uses the following principal strategies to pursue its objective:

The Fund generally invests at least 65% of its total assets in the common stocks of "value" companies with large market capitalization ($2 billion or more) at the time of purchase by the Fund.

Value                 The Fund uses a bottom-up stock selection approach.
Companies:            This means that the investment manager concentrates on
Those companies       individual company fundamentals, rather than on a
believed by the       particular industry. In selecting investments, the
investment            investment manager seeks to identify value companies
manager to be         that it believes display one or more of the following:
undervalued,
either                . A low price-to-earning and/or low price-to-book ratio
historically,         . Positive change in senior management
by the market,        . Positive corporate restructuring
or by their           . Temporary setback in price due to factors that no
peers.                  longer exist

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests and continually monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Fund generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

The Fund anticipates that it will be invested primarily in equity securities of domestic issuers, including common stock, preferred stock, stock convertible into or exchangeable for such securities, and common stock purchase rights and warrants. The Fund may also invest in American Depositary Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Fund uses the same criteria in evaluating these securities as it does for common stocks.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund fro m achieving its objective.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities (which does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks). The Fund may also purchase put options (which gives the Fund the right to sell an underlying security at a particular price during a fixed period) in an attempt to hedge against a decline in the price of securities it holds in its portfolio. The Fund generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.

The Fund may change its principal strategies if the Fund's Board of Directors believes doing so is consistent with the Fund's objective. The Directors may also change the parameters by which "large" market capitalization is defined if they conclude such a change is appropriate.

The Fund's objective is a fundamental policy and may be changed only with the approval of shareholders. As with any mutual fund, there is no guarantee the Fund will achieve its objective.

Large-Cap Value Fund

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money.

The Fund holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Fund's performance than if the Fund held a larger number of securities. The Fund may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

The Fund generally avoids concentration in any one industry. However, the Fund may invest more heavily in certain industries believed to offer good investment opportunities. To the extent that an industry in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected. This effect may be heightened because the Fund holds a smaller number of securities.

The Fund's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

To the extent that the Fund invests some of its assets in higher-risk securities, such as foreign securities, illiquid securities, or options, it may be subject to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risk, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Large-Cap Value Fund
Past Performance

The Large-Cap Value Fund offers three Classes of shares. The information below provides some indication of the risks of investing in the Fund by showing how the Fund's performance compares to three widely-used measures of large company performance.

The following performance information is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class of shares due to the different fees and expenses of each Class.

The Class A annual total return presented in the bar chart does not reflect the effect of any sales charges. If these charges were included, the return would be less. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.



              Class A Annual Total Return for Year ended 12/31/98

                                    [GRAPH]

                             1998         11.57%

Best calendar quarter return: 19.32% - quarter ended 12/31/98
Worst calendar quarter return: -17.80% - quarter ended 9/30/98

             Average Annual Total Returns - Periods Ended 12/31/98

                                    ONE   SINCE INCEPTION
                                   YEAR       4/25/97
                                   -----  ---------------
         Class A                    6.31%      20.71%
         Class B                    5.85       21.27
         Class D                    9.85       23.33
         Russell 1000 Index        27.02       31.41/(1)/
         Russell 1000 Value Index  15.63       25.62/(1)/
         S&P 500                   28.58       31.37/(1)/

          The Russell 1000 Index, the Russell 1000 Value Index and the Standard & Poor's Composite Stock Price Index (S&P
          500) are unmanaged benchmarks that assume the reinvestment of dividends and exclude the effect of fees and sales charges. The Russell 1000 Index measures the performance of large-cap growth stocks. The Russell 1000 Value Index measures the performance of large-cap value stocks. The S&P 500 measures the performance of the 500 largest US companies based on market capitalization.

          /(1)/ From April 30, 1997.

Large-Cap Value Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to you. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees                                    Class A     Class B Class D
----------------                                    -------     ------- -------
Maximum Sales Charge (Load) on Purchases
 (as a % of offering price)........................  4.75%(/1/)   none    none

Maximum Contingent Deferred Sales Charge (Load)
 (CDSC) on Redemptions
 (as a % of original purchase price or current net
 asset value,
 whichever is less)................................   none(/1/)     5%      1%

Annual Fund Operating Expenses for 1998
---------------------------------------
(as a percentage of average net assets)

Management Fees....................................   .80%        .80%    .80%
Distribution and/or Service (12b-1) Fees...........   .25%       1.00%   1.00%
Other Expenses.....................................   .45%        .45%    .45%
                                                     -----       -----   -----
Total Annual Fund Operating Expenses...............  1.50%       2.25%   2.25%
                                                     =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

                               Example
                               -------

 Management Fees:
 Fees paid out of Fund         This example is intended to help you compare the
 assets to the                 expenses of investing in the Fund with the
 investment manager to         expenses of investing in other mutual funds. It
 compensate it for             assumes (1) you invest $10,000 in the Fund for
 managing the Fund.            each period and then sell all of your shares at
                               the end of that period, (2) your investment has
 12b-1 Fees:                   a 5% return each year, and (3) the Fund's
 Fees paid by each             operating expenses remain the same. Although
 Class, pursuant to a          your actual expenses may be higher or lower,
 plan adopted by the           based on these assumptions your expenses would
 Fund under Rule 12b-1         be:
 of the Investment
 Company Act of 1940.
 The plan allows each
 Class to pay
 distribution and/or                    1 Year 3 Years 5 Years 10 Years
 service fees for the                   ------ ------- ------- --------
 sale and distribution
 of its shares and for         Class A   $620  $  927  $1,255   $2,180
 providing services to         Class B    728   1,003   1,405    2,396+
 shareholders.                 Class D    328     703   1,205    2,585

 Other Expenses:
 Miscellaneous expenses
 of running the Fund,
 including such things
 as transfer agency,
 registration, custody,
 and auditing and legal
 fees.


                               If you did not sell your shares at the end of each period, your expenses would be:

                                        1 Year 3 Years 5 Years 10 Years
                                        ------ ------- ------- --------
                               Class A   $620   $927   $1,255   $2,180
                               Class B    228    703    1,205    2,396
                               Class D    228    703    1,205    2,585+

                               + Class B shares will automatically convert to
                                 Class A shares after eight years.

Small-Cap Value Fund

Investment Objective/Principal Strategies

The Fund's objective is long-term capital appreciation.

The Fund uses the following principal strategies to pursue its objective:

The Fund generally invests at least 65% of its total assets in the common stocks of "value" companies with small market capitalization ($1 billion or more) at the time of purchase by the Fund.

Value                 The Fund uses a bottom-up stock selection approach.
Companies:            This means that the investment manager concentrates on
Those companies       individual company fundamentals, rather than on a
believed by the       particular industry. In selecting investments, the
investment            investment manager seeks to identify value companies
manager to be         that it believes display one or more of the following:
undervalued,
either                . A low price-to-earning and/or low price-to-book ratio
historically,         . Positive change in senior management
by the market,        . Positive corporate restructuring
or by their           . Temporary setback in price due to factors that no
peers.                  longer exist

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests and continually monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Fund generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

The Fund anticipates that it will be invested in primarily equity securities of domestic issuers, including common stock, preferred stock, stock convertible into or exchangeable for such securities, and common stock purchase rights and warrants. The Fund may also invest in American Depository Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Fund uses the same criteria in evaluating these securities as it does for common stocks.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities (which does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks). The Fund may also purchase put options (which gives the Fund the right to sell an underlying security at a particular price during a fixed period) in an attempt to hedge against a decline in the price of securities it holds in its portfolio. The Fund generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.

The Fund may change its principal strategies if the Fund's Board of Directors believes doing so is consistent with the Fund's objective. The Directors may also change the parameters by which "small" market capitalization is defined if they conclude such a change is appropriate.

The Fund's objective is a fundamental policy and may be changed only with the approval of shareholders. As with any mutual fund, there is no guarantee the Fund will achieve its objective.

Small-Cap Value Fund

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money.

Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Small companies tend to have shorter operating histories and may have less experienced management. During times of investor uncertainty, investor sentiment may favor larger well-known companies over smaller lesser-known companies.

The Fund holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Fund's performance than if the Fund held a larger number of securities. The Fund may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

The Fund generally avoids concentration in any one industry. However, the Fund may invest more heavily in certain industries believed to offer good investment opportunities. To the extent that an industry in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected. This effect may be heightened because the Fund holds a smaller number of securities.

The Fund's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

To the extent that the Fund invests some of its assets in higher-risk securities, such as foreign securities, illiquid securities, or options, it may be subject to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risk, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Small-Cap Value Fund
Past Performance

The Small-Cap Value Fund offers three Classes of shares. The information below provides some indication of the risks of investing in the Fund by showing how the Fund's performance compares to two widely-used measures of small company stock performance and one measure of the performance of mutual funds with investment objectives similar to the Fund.

The following performance information is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class of shares due to the different fees and expenses of each Class.

The Class A annual total return presented in the bar chart does not reflect the effect of any sales charges. If these charges were included, the return would be less. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

              Class A Annual Total Return for Year ended 12/31/98

                                    [GRAPH]

                              1998         -18.81%

          Best calendar quarter return: 20.45% - quarter ended 6/30/97 Worst calendar quarter return: -24.76% - quarter ended 9/30/98

             Average Annual Total Returns - Periods Ended 12/31/98

                                          ONE    SINCE INCEPTION
                                          YEAR       4/25/97
                                         ------  ---------------
         Class A                         -22.71%       3.17%
         Class B                         -23.42        3.20
         Class D                         -20.21        5.51
         Russell 2000 Index               -2.55       14.54/(1)/
         Russell 2000 Value Index         -6.45       12.56/(1)/
         Lipper Small Cap Funds Average   -0.40       17.04/(1)/

          The Russell 2000 Index, the Russell 2000 Value Index, and the Lipper Small Cap Funds Average (Lipper Average) are unmanaged benchmarks that assume the reinvestment of dividends. The Lipper Average excludes the effect of sales charges and the Russell 2000 Index and the Russell 2000 Value Index exclude the effect of fees and sales charges. The Russell 2000 Index measures the performance of small-cap growth stocks. The Russell 2000 Value Index measures the performance of small cap value stocks. The Lipper Average measures the performance of mutual funds with investment objectives similar to the Fund.

          /(1)/ From April 30, 1997.

Small Cap-Value Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to you. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees                                    Class A     Class B Class D
----------------                                    -------     ------- -------
Maximum Sales Charge (Load) on Purchases
 (as a % of offering price)........................  4.75%/(1)/  none    none

Maximum Contingent Deferred Sales Charge (Load)
 (CDSC) on Redemptions
 (as a % of original purchase price or current net
 asset value,
 whichever is less)................................   none/(1)/    5%      1%

Annual Fund Operating Expenses for 1998
---------------------------------------
(as a percentage of average net assets)

Management Fees....................................  1.00%       1.00%   1.00%
Distribution and/or Service (12b-1) Fees...........   .25%       1.00%   1.00%
Other Expenses.....................................   .44%        .44%    .44%
                                                     -----       -----   -----
Total Annual Fund Operating Expenses...............  1.69%       2.44%   2.44%
                                                     =====       =====   =====

/(1)/ If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

                              Example
                              -------

Management Fees:             This example is intended to help you compare the
Fees paid out of Fund        expenses of investing in the Fund with the
assets to the                expenses of investing in other mutual funds. It
investment manager to        assumes (1) you invest $10,000 in the Fund for
compensate it for            each period and then sell all of your shares at
managing the Fund.           the end of that period, (2) your investment has
                             a 5% return each year, and (3) the Fund's
12b-1 Fees:                  operating expenses remain the same. Although
Fees paid by each            your actual expenses may be higher or lower,
Class, pursuant to a         based on these assumptions your expenses would be:
plan adopted by the
Fund under Rule 12b-1
of the Investment
Company Act of 1940.                  1 Year 3 Years 5 Years 10 Years
The plan allows each                  ------ ------- ------- --------
Class to pay
distribution and/or          Class A   $639  $  982  $1,349   $2,378
service fees for the         Class B    747   1,061   1,501    2,591+
sale and distribution        Class D    347     761   1,301    2,776
of its shares and for
providing services to
shareholders.                If you did not sell your shares at the end of
                             each period, your expenses would be:
Other Expenses:
Miscellaneous expenses
of running the Fund,
including such things                 1 Year 3 Years 5 Years 10 Years
as transfer agency,                   ------ ------- ------- --------
registration, custody,
and auditing and legal       Class A   $639   $982   $1,349   $2,378
fees.                        Class B    247    761    1,301    2,591+
                             Class D    247    761    1,301    2,776

                             + Class B shares will automatically convert to
                               Class A shares after eight years.

Management of the Funds

The Board of Directors provides broad supervision over the affairs of each Fund.

Each Fund's manager is J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017. Seligman manages the investment of each Fund's assets, including making purchases and sales of portfolio securities consistent with each Fund's investment objective and strategies, and administers each Fund's business and other affairs.

Established in 1864, Seligman currently serves as manager to 18 US registered investment companies, which offer more than 50 investment portfolios with approximately $XX.X billion in assets as of March 31, 1999. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 1999, of approximately $XX.X billion.

Each Fund pays Seligman a fee for its management services. The fee is based on a percentage of each Fund's average daily net assets. The fee paid by the Large-Cap Value Fund to Seligman for the year ended December 31, 1998 was equal to an annual rate of .80% of the Fund's average daily net assets. The fee paid by the Small-Cap Value Fund to Seligman for the year ended December 31, 1998 was equal to an annual rate of 1.00% of the Fund's average daily net assets.

  Affiliates of Seligman:

  Seligman Advisors, Inc.
  The Fund's general
  distributor; responsible
  for accepting orders for
  purchases and sales of Fund
  shares.

  Seligman Services, Inc.:
  A limited purpose
  broker/dealer; acts as the
  broker/dealer of record for
  shareholder accounts that
  do not have a designated
  financial advisor.

  Seligman Data Corp. (SDC):
  The Fund's shareholder
  service agent; provides
  shareholder account
  services to the Fund at
  cost.

Portfolio Management

The Funds are managed by the Seligman Value Team, headed by Neil T. Eigen. Mr. Eigen is Vice President of the Fund and has been Portfolio Manager of each Fund since its inception. Mr. Eigen joined Seligman on January 3, 1997 as a Managing Director. Before joining Seligman, Mr. Eigen served as Senior Managing Director, Chief Investment Officer and Director of Equity Investing at Bear Stearns Asset Management.

Mr. Richard S. Rosen is Co-Portfolio Manager of each Fund. Mr. Rosen joined Seligman on January 3, 1997 as a Senior Vice President, Investment Officer. Before joining Seligman, Mr. Rosen served as a Managing Director and Portfolio Manager at Bear Stearns Asset Management.

                 THE PORTFOLIO MANAGERS' HISTORICAL PERFORMANCE

PERFORMANCE OF THE LARGE-CAP VALUE FUND

   The Large-Cap Value Fund commenced investment operations on April 25, 1997. The data presented below illustrates comparative performance between the Large-Cap Value Fund, the Russell 1000 Index, the Russell 1000 Value Index, and the S&P 500.

                                 TOTAL RETURNS

           Class A                Class B         Class D
  --------------------------- --------------- ---------------
      with         without    with 5% without with 1% without  Russell   Russell 1000  S&P
  sales charge   sales charge  CDSL    CDSL    CDSL    CDSL   1000 Index Value Index   500
  ------------   ------------ ------- ------- ------- ------- ---------- ------------ ------
          %              %         %       %       %       %         %           %         %


  The total return figures for the Large-Cap Value Fund are for the period April 25, 1997 through March 31, 1999. They reflect all changes in price per share and assume the investment of dividend and capital gain distributions. Class A returns are calculated with and without the effect of the initial 4.75% maximum sales charge. Class B returns are calculated with and without the effect of the maximum 5% CDSC, charged on sales of Fund shares made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Class D returns are calculated with and without the effect of the 1% CDSC, charged only on Fund sales made within one year of the date of purchase. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

  The Russell 1000 Index, the Russell 1000 Value Index, and the S&P 500 are unmanaged benchmarks that assume investment of dividends, and do not reflect fees and sales charges. The Russell 1000 Index measures the performance of the 1000 largest US companies based on total market capitalization. The Russell 1000 Value Index measures the performance of the value companies within the Russell 1000 Index. The S&P 500 measures the performance of the 500 largest US companies based on market capitalization. Investors cannot invest directly in an index. The total return figures provided for these indices are for the period May 1, 1997 through March 31, 1999.

The Portfolio Managers' Performance For Other Large-Cap Value Accounts

The performance results presented below are for a composite representing large-cap value institutional private accounts managed by Neil T. Eigen, Portfolio Manager, and Richard S. Rosen, Co-Portfolio Manager, of the Large-Cap Value Fund, including accounts that they managed while employed at their previous employer (the Composite). The Composite does not include all private accounts managed by Messrs. Eigen and Rosen while at their previous employer; however, Seligman believes that the exclusion of such accounts does not materially affect the performance shown or otherwise cause the performance to be misleading. All accounts included in the Composite were managed with investment objectives, policies, and strategies substantially similar to those of the Large-Cap Value Fund. Messrs. Eigen and Rosen were employed at their previous employer through December 31, 1996 and performance figures presented for periods prior thereto represent results achieved while at that employer. Additionally, calculations of certain "average annual total returns" and the "annual rate of return" for the year ended March 31, 1997 combine the performance achieved by Messrs. Eigen and Rosen while at their previous employer with their performance while at Seligman.


         Annual Rates of Return                    AVERAGE ANNUAL TOTAL RETURNS

                                                            [GRAPH]
   Year                                            Composite
   Ended                            S&P            S&P 500
 March 31,               Composite  500
 ---------               --------- -----      1 Year  3 Years  5 Years  6 Years
  1993..................        %       %
  1994..................
  1995..................                       Annualized through March 31, 1999
  1996..................
  1997..................
  1998..................
  1999..................

The performance of the Composite does not represent historical performance of the Large-Cap Value Fund (which does not yet have a long-term performance record) and should not be interpreted as a substitute for the Large-Cap Value Fund's performance, or as an indication of the Large-Cap Value Fund's performance, or as an indication of the Large-Cap Value Fund's future performance.

Private accounts, which comprise the Composite, are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and Internal Revenue Code of 1986, as amended which, if applicable, may have adversely affected the performance results presented above.

The performance presented for the Composite is net of actual expenses (except for custody fees) and net of the highest management fee rate that could have been assessed on the accounts that comprise the Composite and assumes the investment of dividends and capital gains, if any. The performance of the Composite does not reflect the operating expenses of the Large-Cap Value Fund or any applicable sales charges. If such expenses and sales charges were reflected, performance would have been lower. The Large-Cap Value Fund's fees and expenses are greater than those charged on the Composite. The method for calculating the performance of the Composite differs from the method mandated by the Securities and Exchange Commission for calculating the Large-Cap Value Fund's performance. If the same method had been used, the Composite's performance results would have been different.

Year 2000

As the millennium approaches, mutual funds, financial and business organizations, and individuals could be adversely affected if their computer systems do not properly process and calculate date-related information and data on and after January 1, 2000. Like other mutual funds, the Funds rely upon service providers and their computer systems for their day-to-day operations. Many of the Funds' service providers in turn depend upon computer systems of their vendors. Seligman and SDC have established a year 2000 project team. The team's purpose is to assess the state of readiness of Seligman and SDC and the Funds' other service providers and vendors. The team is comprised of several information technology and business professionals as well as outside consultants. The Project Manager of the team reports directly to the Administrative Committee of Seligman. The Project Manager and other members of the team also report to the Funds' Board of Directors and its Audit Committee.

The team has identified the service providers and vendors who furnish critical services or software systems to the Funds, including securities firms that execute portfolio transactions for the Funds and firms responsible for shareholder account recordkeeping. The team is working with these critical service providers and vendors to evaluate the impact year 2000 issues may have on their ability to provide uninterrupted services to the Funds. The team will assess the feasibility of their year 2000 plans. The team has made progress on its year 2000 contingency plans - recovery efforts the team will employ in the event that year 2000 issues adversely affect the Funds. The team anticipates finalizing these plans in the near future.

The Funds anticipate the team will implement all significant components of the team's year 2000 plans by mid-1999, including appropriate testing of critical systems and receipt of satisfactory assurances from critical service providers and vendors regarding their year 2000 compliance. The Funds believe that the critical systems on which they rely will function properly on and after the year 2000, but this is not guaranteed. If these systems do not function properly, or the Funds' critical service providers are not successful in implementing their year 2000 plans, the Funds' operations may be adversely affected, including pricing, securities trading and settlement, and the provision of shareholder services.

In addition, the Funds may hold securities of issuers whose underlying business leaves them susceptible to year 2000 issues. The Funds may also hold securities issued by governmental or quasi-governmental issuers, which, like other organizations, are also susceptible to year 2000 concerns. Year 2000 issues may affect an issuer's operations, creditworthiness, and ability to make timely payment on any indebtedness and could have an adverse impact on the value of its securities. If a Fund holds these securities, its performance could be negatively affected. Seligman seeks to identify an issuer's state of year 2000 readiness as part of the research it employs. However, the perception of an issuer's year 2000 preparedness is only one of the many factors considered in determining whether to buy, sell, or continue to hold a security. Information provided by issuers concerning their state of readiness may or may not be accurate or readily available. Further, the Funds may be adversely affected if the exchanges, markets, depositories, clearing agencies, or government or third parties responsible for infrastructure needs do not address their year 2000 issues in a satisfactory manner.

SDC has informed the Funds that it does not expect the cost of its services to increase materially as a result of the modifications to its computer systems necessary to prepare for the year 2000. The Funds will not pay to remediate the systems of Seligman or bear directly the costs to remediate the systems of any other service providers or vendors, other than SDC.

Shareholder Information

Deciding Which Class of Shares to Buy

Each of the Fund's Classes represents an interest in the same portfolio of investments. However, each Class has its own sales charge schedule and is subject to different ongoing 12b-1 fees. When deciding which Class of shares to buy, you should consider, among other things:

  . The amount you plan to invest.
  . How long you intend to remain invested in each Fund, or another Seligman mutual fund.
  . If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC and pay higher ongoing 12b-1 fees.
  . Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your financial advisor will be able to help you decide which Class of shares best meets your needs.

Class A
  . Initial sales charge on Fund purchases, as set forth below:

                                                       Sales Charge   Regular Dealer
                                    Sales Charge          as a %         Discount
                                       as a %             of Net        as a % of
   Amount of your Investment   of Offering Price/(1)/ Amount Invested Offering Price
   -------------------------   ---------------------- --------------- --------------
   Less than $ 50,000                   4.75%              4.99%           4.25%
   $50,000 - $ 99,999                   4.00               4.17            3.50
   $100,000 - $249,999                  3.50               3.63            3.00
   $250,000 - $499,999                  2.50               2.56            2.25
   $500,000 - $999,999                  2.00               2.04            1.75
   $1,000,000 and over /(2)/            0.00               0.00            0.00

  /(1)/ "Offering Price" is the amount that you actually pay for Fund shares;
        it includes the initial sales charge.
  /(2)/ You will not pay a sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

  . Annual 12b-1 fee (for shareholder services) of up to 0.25%.
  . No sales charge on reinvested dividends or capital gain distributions.

Class B
  . No initial sales charge on purchases.
  . A declining CDSC on shares sold within 6 years of purchase:

                                              Your purchase of Class B
                                              shares must be for less than
  Years Since Purchase                  CDSC  $250,000, because if you are
  --------------------                  ----  investing $250,000 or more
                                              you will pay less in fees
  Less than 1 year                        5%  and charges if you buy
  1 year or more but less than 2 years    4   another Class of shares.
  2 years or more but less than 3
   years                                  3
  3 years or more but less than 4
   years                                  3
  4 years or more but less than 5
   years                                  2
  5 years or more but less than 6
   years                                  1
  6 years or more                         0

  . Annual 12b-1 fee (for distribution and shareholder services) of 1.00%. . Automatic conversion to Class A shares after eight years, resulting in lower ongoing 12b-1 fees.
  . No CDSC on redemptions of shares purchased with reinvested dividends or capital gain distributions.

Class D

  . No initial sales charge on purchases.
  . A 1% CDSC on shares sold within one year of purchase.
  . Annual 12b-1 fee (for distribution and shareholder services) of 1.00%. . No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.
  . No CDSC on redemptions of shares purchased with reinvested dividends or capital gain distributions.

Because 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.

The Funds' Board of Directors believes that no conflict of interest currently exists between the Fund's Class A, Class B, and Class D shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and Maryland law, will seek to ensure that no such conflict arises.

How CDSCs Are Calculated

To minimize the amount of CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (oldest to youngest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of either Fund to buy the same class of shares of any other Seligman mutual fund. For the purpose of calculating the CDSC when you sell shares that you acquired by exchanging shares of a Fund, it will be assumed that you held the shares since the date you purchased the shares of that Fund.

Pricing of Fund Shares

When you buy or sell shares of a Fund, you do so at the applicable Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares. Purchase or sale orders received by an authorized dealer or financial advisor by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) and accepted by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading on the NYSE on that day. Your broker/dealer or financial advisor is responsible for forwarding your order to the Seligman Advisors before the close of business.

 NAV:                  If your buy or sell order is received by your
 Computed              broker/dealer or financial advisor after the close of
 separately for        regular trading on the NYSE, or is accepted by Seligman
 each Class by         Advisors after the close of business, the order will be
 dividing that         executed at the Class's NAV calculated as of the close
 Class's share of      of regular trading on the next NYSE trading day. When
 the net assets of     you sell shares, you receive the Class's per share NAV,
 the Fund (i.e.,       less any applicable CDSC.
 its assets less
 liabilities) by       The NAV of each Fund's shares is determined each day,
 the total number      Monday through Friday, on days that the NYSE is open for
 of outstanding        trading. Because of their higher 12b-1 fees, the NAV of
 shares of the         Class B and Class D shares will generally be lower than
 Class.                the NAV of Class A shares.

                       Securities owned by the Funds are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Funds' Board of Directors.

Opening Your Account

Each Fund's shares are sold through authorized broker/dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges. Ask your financial advisor if any of these programs apply to you.

To make your initial investment in a                You may buy shares of each
Fund, contact your financial advisor or             Fund for all types of tax-
complete an account application and send            deferred retirement plans.
it with your check directly to SDC at the           Contact Retirement Plan
address provided on the account                     Services at the address or
application. If you do not choose a                 phone number listed on the
Class, your investment will automatically           inside back cover of this
be made in Class A shares.                          prospectus for information
                                                    and to receive the proper
The required minimum initial investments are:       forms.

    . Regular (non-retirement) accounts:$1,000
    . For accounts opened concurrently with Invest-A-Check(R):
      $100 to open if you will be making monthly investments
      $250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You will be sent a statement confirming your Fund purchase, and any subsequent transactions in your account. You will also be sent at least annually, a statement detailing all your transactions in the Fund and all other Seligman funds you own. Duplicate account statements will be sent to you free of charge for the current year and most recent prior year. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC.

   If you want to be able to buy, sell, or exchange shares by telephone, you should complete an application when you open your account. This will prevent you from having to complete a supplemental election form
         (which may require a signature guarantee) at a later date.

How to Buy Additional Shares

After you have made your initial investment, there are many options available to make additional purchases of Fund shares. Shares may be purchased through your authorized financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Your investment will be made in the Class you already own. Send investment checks to:
      Seligman Data Corp.
      P.O. Box 9766
      Providence, RI 02940-5051

Your check must be in US dollars and be drawn on a US bank. You may not use third party or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-A-Check/(R)/. You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (ACH) member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. You may buy each Fund's shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares, you may pay an initial sales charge to buy each Fund's shares.

Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit (CD) in shares of either Fund. If you wish to use this service, contact SDC or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies paid to either Fund. (Dividend checks must include your name, account number, Fund name, and Class of shares.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS, or any other institution that provides direct deposit. Call SDC for more information.

Seligman Time Horizon Matrix/SM/. (Requires an initial total investment of $10,000.) This is a needs-based investment process, designed to help you and your financial advisor plan to seek your long-term financial goals. It considers your financial needs, and helps frame a personalized asset allocation strategy around the cost of your future commitments and the time you have to meet them. Contact your financial advisor for more information.

Seligman Harvester. If you are a retiree or nearing retirement, this program is designed to help you establish an investment strategy that seeks to meet your needs throughout your retirement. The strategy is customized to your personal financial situation by allocating your assets to seek to address your income requirements, prioritizing your expenses, and establishing a prudent withdrawal schedule. Contact your financial advisor for more information.

How to Exchange Shares Between the Seligman Mutual Funds

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy Fund shares. Exchanges will be made at each fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares of Seligman Cash Management Fund to buy Class A shares of either Fund or another Seligman mutual fund.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-a-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund, you must exchange enough to meet the new fund's minimum initial investment.

See "The Seligman Mutual Funds" for a list of the funds available for exchange. Before making an exchange, contact your financial advisor or SDC to obtain the applicable fund prospectus(es), which you should read and understand before investing.

How to Sell Shares

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, 3-4 business days after your shares are sold).

You may always send a written request to sell Fund shares. It may take longer to get your money if you send your request by mail.

You will need to guarantee your signature(s) if the proceeds are:
      (1) $50,000 or more;
      (2) to be paid to someone other than all account owners, or
      (3) mailed to other than your address of record.


   Signature Guarantee:
   Protects you and each
   Fund from fraud.
   It guarantees that a
   signature is genuine. A
   guarantee must be
   obtained from an eligible
   financial institution.
   Notarization by a notary
   public is not an
   acceptable guarantee.

You may need to provide additional documents to sell Fund shares if you are:
 . a corporation;
 . an executor or administrator;
 . a trustee or custodian; or
 . in a retirement plan.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

Contact your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.

You may also use the following account service to sell Fund shares:

Systematic Withdrawal Plan. If you have at least $5,000 in either Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account in 3-4 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class B or Class D shares and reinvest your dividends and capital gain distributions, you may withdraw 12% or 10%, respectively, of the value of your Fund account (at the time of election) annually without a CDSC.

Important Policies That May Affect Your Account

To protect you and other shareholders, each Fund reserves the right to:

 . Refuse an exchange request if:

   1. you have exchanged twice from the same fund in any three-month period;

   2. the amount you wish to exchange equals the lesser of $1,000,000 or 1% of the Fund's net assets; or

   3. you or your financial advisor have been advised that previous patterns of purchases and sales or exchanges have been considered excessive.

 . Refuse any request to buy Fund shares.

 . Reject any request received by telephone.

 . Suspend or terminate telephone services.

 . Reject a signature guarantee that SDC believes may be fraudulent.

 . Close your fund account if its value falls below $500.

 . Close your account if it does not have a certified taxpayer identification number.

Telephone Services

You and your broker/dealer or financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

 . Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to address of record)

 . Exchange shares between funds

 . Change dividend and/or capital gain distribution options

 . Change your address

 . Establish systematic withdrawals to address of record

If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form.

Restrictions apply to certain types of accounts:

 . Trust accounts on which the current trustee is not listed may not sell Fund shares by phone.

 . Corporations may not sell Fund shares by phone.

 . IRAs may only exchange Fund shares or request address changes by phone.

 . Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within thirty days following an address change.

Your request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. Your broker/dealer or financial advisor representative may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to write, and it may take longer for your request to be processed. The Fund's NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine.

Reinstatement Privilege

If you sell either Fund's shares, you may, within 120 calendar days, use part or all of the proceeds to buy shares of that Fund or any other Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege is available only once each calendar year. Contact your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

Dividends and Capital Gain Distributions

Each Fund generally pays any dividends from its net investment income and distributes net capital gains realized on investments annually. It is expected that each Fund's distributions will be primarily capital gains.

                         You may elect to:

 Dividend:               (1) reinvest both dividends and capital gain
                             distributions;
 A payment by a
 mutual fund,            (2) receive dividends in cash and reinvest capital
 usually derived             gain distributions; or
 from the fund's
 net investment          (3) receive both dividends and capital gain
 income                      distributions in cash.
 (dividends and
 interest earned         Your dividends and capital gain distributions will be
 on portfolio            reinvested if you do not instruct otherwise or if you
 securities less         own either Fund's shares in a Seligman tax-deferred
 expenses).              retirement plan.

 Capital Gain            If you want to change your election, you may write SDC
 Distribution:           at the address listed on the back cover of this
                         prospectus, or, if you have telephone services, you or
 A payment to            your financial advisor may call SDC. Your request must
 mutual fund             be received by SDC before the record date to be
 shareholders            effective for that dividend or capital gain
 which                   distribution.
 represents
 profits
 realized on the         Cash dividends or capital gain distributions will be
 sale of                 sent by check to your address of record or, if you
 securities in a         have current ACH bank information on file, directly
 fund's                  deposited into your predesignated bank account within
 portfolio.              3-4 business days from the payable date.

 Ex-dividend Date:       Dividends and capital gain distributions are
                         reinvested to buy additional Fund shares on the
 The day on              payable date using the NAV of the ex-dividend date.
 which any
 declared
 distributions           Dividends on Class B and Class D shares will be lower
 (dividends or           than the dividends on Class A shares as a result of
 capital gains)          their higher 12b-1 fees. Capital gain distributions
 are deducted            will be paid in the same amount for each Class.
 from a fund's
 assets before
 it calculates
 its NAV.

Taxes

The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Tax-deferred retirement plans are not taxed currently on dividends or capital gain distributions or on exchanges.

You may be taxed at different rates on capital gains distributed by either Fund depending on the length of time that Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

The Seligman Mutual Funds

Equity

Specialty
--------------------------------------------------------------------------------
Seligman Communications and
Information Fund

Seeks capital appreciation by investing in companies operating in all aspects of the communications, information, and related industries.

Seligman Henderson Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

Seligman Henderson Emerging Markets Growth Fund

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Small Company
--------------------------------------------------------------------------------
Seligman Frontier Fund

Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Small-Cap Value Fund

Seeks long-term capital appreciation by investing in equities of small companies, deemed to be "value" companies by the investment manager.

Seligman Henderson Global Smaller Companies Fund

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Medium Company
--------------------------------------------------------------------------------
Seligman Capital Fund

Seeks capital appreciation by investing in the common stocks of companies with significant potential for growth.

Large Company
--------------------------------------------------------------------------------
Seligman Growth Fund

Seeks long-term growth of capital value and an increase in future income.

Seligman Henderson Global Growth Opportunities Fund

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Large-Cap Value Fund

Seeks long-term capital appreciation by investing in equities of large companies, deemed to be "value" companies by the investment manager.

Seligman Common Stock Fund

Seeks favorable, but not the highest, current income and long-term growth of both income and capital, without exposing capital to undue risk.

Seligman Henderson International Fund

Seeks long-term capital appreciation by investing in securities of medium- to large-sized companies, primarily in the developed markets outside the US.

Balanced
--------------------------------------------------------------------------------
Seligman Income Fund

Seeks high current income and improvement in capital value over the long term, consistent with prudent risk of capital.

Fixed-Income

Income
--------------------------------------------------------------------------------
Seligman High-Yield Bond Fund

Seeks to maximize current income by investing in a diversified portfolio of high-yielding, high-risk corporate bonds, commonly referred to as "junk bonds."

Seligman U.S. Government Securities Fund

Seeks high current income primarily by investing in a diversified portfolio of securities guaranteed by the US government, its agencies, or instrumentalities, which have maturities greater than one year.

Municipal
--------------------------------------------------------------------------------
Seligman Municipal Funds:
National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

 California                     Louisiana                                       New Jersey
 .High-Yield                    Maryland                                        New York
 .Quality                       Massachusetts                                   North Carolina
 Colorado                       Michigan                                        Ohio
 Florida                        Minnesota                                       Oregon
 Georgia                        Missouri                                        Pennsylvania
                                                                                South Carolina

* A small portion of income may be subject to state taxes.

Money Market
--------------------------------------------------------------------------------
Seligman Cash Management Fund

Seeks to preserve capital and to maximize liquidity and current income, by investing only in high-quality money market securities having a maturity of 90 days or less. The fund seeks to maintain a constant net asset value of $1.00 per share.

Large-Cap Value Fund

The tables below are intended to help you understand each Class's financial performance for the period of the Class's operations. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any
sales charges.           , independent auditors, have audited this information.
Their report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

CLASS A

                                                               April 25, 1997**
                                                Year ended            to
                                             December 31, 1998 December 31, 1997
                                             ----------------- -----------------
Per Share Data:*
Net asset value, beginning of period.......       $  9.09           $  7.14
                                                    -----             -----
Income from investment operations:
 Net investment income.....................          0.06              0.03
 Net gains or losses on securities (both
  realized and unrealized).................          0.99              2.06
                                                    -----             -----
Total from investment operations...........          1.05              2.09
Less distributions:
 Dividends (from net investment income)....         (0.06)             (.01)
 Distributions (from capital gains)........         (0.04)            (0.13)
                                                    -----             -----
Total distributions........................         (0.10)            (0.14)
                                                    -----             -----
Net asset value, end of period.............       $ 10.04           $  9.09
                                                    =====             =====
Total return...............................         11.57%            29.28%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)...       $49,297           $23,699
Ratio of expenses to average net assets....          1.50%             1.47%+
Ratio of net income to average net assets..          0.61%              .58%+
Portfolio turnover rate....................         10.44%            38.74%
Without management fee waiver***

Ratios:
 Expenses to average net assets............                            2.07%+
 Net income to average net assets..........                           (0.02)%+

--------------
  * Per share amounts are calculated based on average shares outstanding. ** Commencement of operations.
*** Seligman at its discretion, waived a portion of its fees for the period presented.
  + Annualized.

Large-Cap Value Fund

                                                               April 25, 1997**
                                                Year ended            to
                                             December 31, 1998 December 31, 1997
CLASS B                                      ----------------- -----------------
Per Share Data:*
Net asset value, beginning of period.......       $  9.04           $  7.14
                                                    -----              ----
Income from investment operations:
 Net investment income.....................         (0.02)            (0.01)
 Net gains or losses on securities (both
  realized and unrealized).................          1.00              2.04
                                                    -----              ----
Total from investment operations...........          0.98              2.03
Less distributions:
 Distributions (from capital gains)........         (0.06)            (0.13)
                                                    -----              ----
Total distributions........................         (0.06)            (0.13)
                                                    -----              ----
Net asset value, end of period.............       $  9.96           $  9.04
                                                    =====              ====
Total return...............................         10.85 %           28.46%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)...       $56,342           $16,930
Ratio of expenses to average net assets....          2.25 %            2.25%+
Ratio of net income to average net assets..         (0.14)%           (0.20)%+
Portfolio turnover rate....................         10.44 %           38.74%
Without management fee waiver***
Ratios:
 Expenses to average net assets............                            2.85%+
 Net income to average net assets..........                           (0.80)%+

                                                               April 25, 1997**
                                                Year ended            to
                                             December 31, 1998 December 31, 1997
CLASS D                                      ----------------- -----------------
Per Share Data:*
Net asset value, beginning of period.......       $  9.04           $  7.14
                                                    -----              ----
Income from investment operations:
 Net investment income.....................         (0.02)            (0.01)
 Net gains or losses on securities (both
  realized and unrealized).................          1.00              2.04
                                                    -----              ----
Total from investment operations...........          0.98              2.03
Less distributions:
 Distributions (from capital gains)........         (0.06)            (0.13)
Total distributions........................         (0.06)            (0.13)
                                                    -----              ----
Net asset value, end of period.............       $  9.96           $  9.04
                                                    =====              ====
Total return...............................         10.85 %           28.46%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)...       $42,886           $10,358
Ratio of expenses to average net assets....          2.25 %            2.25%+
Ratio of net income to average net assets..         (0.14)%           (0.20)%+
Portfolio turnover rate....................         10.44 %           38.74%
Without management fee waiver***
Ratios:
 Expenses to average net assets............                            2.85%+
 Net income to average net assets..........                           (0.80)%+

--------
  * Per share amounts are calculated based on average shares outstanding. ** Commencement of operations.
*** Seligman at its discretion, waived a portion of its fees for the period presented.
  + Annualized.

Small-Cap Value Fund

The tables below are intended to help you understand each Class's financial performance for the period of the Class's operations. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any
sales charges.          , independent auditors, have audited this information.
Their report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

CLASS A

                                                               April 25, 1997**
                                                Year ended            to
                                             December 31, 1998 December 31, 1997
                                             ----------------- -----------------
Per Share Data:*
Net asset value, beginning of period.......       $  9.73           $  7.14
                                                    -----             -----
Income from investment operations:
 Net investment income ....................         (0.09)            (0.07)
 Net gains or losses on securities (both
  realized and unrealized).................         (1.74)             2.67
                                                    -----             -----
Total from investment operations...........          1.83              2.60
Less distributions:
 Distributions (from capital gains)........         (0.03)            (0.01)
                                                    -----             -----
Total distributions........................         (0.03)            (0.01)
                                                    -----             -----
Net asset value, end of period.............         $7.87           $  9.73
                                                    =====             =====
Total return...............................        (18.81)%           36.38%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)...       $60,383           $87,510
Ratio of expenses to average net assets....          1.69 %            1.87%+
Ratio of net income to average net assets..         (0.98)%           (1.12)%+
Portfolio turnover rate....................         30.06 %           15.91%

--------------
 * Per share amounts are calculated based on average shares outstanding. ** Commencement of operations.
 + Annualized.

Small-Cap Value Fund

CLASS B
                                                               April 25, 1997**
                                                Year ended            to
                                             December 31, 1998 December 31, 1997
                                             ----------------- -----------------
Per Share Data:*
Net asset value, beginning of period.......       $  9.69           $  7.14
                                                    -----             -----
Income from investment operations:
 Net investment income.....................         (0.15)            (0.11)
 Net gains or losses on securities (both
  realized and unrealized).................         (1.73)             2.67
                                                    -----             -----
Total from investment operations...........         (1.88)             2.56
                                                    -----             -----
Less distributions:
 Distributions (from capital gains)........         (0.03)            (0.01)
                                                    -----             -----
Total distributions........................         (0.03)            (0.01)
                                                    -----             -----
Net asset value, end of period.............       $  7.78           $  9.69
                                                    =====             =====
Total return...............................        (19.41)%           35.82%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)...       $71,875           $88,330
Ratio of expenses to average net assets....          2.44 %            2.63%+
Ratio of net income to average net assets..         (1.73)%           (1.88)%+
Portfolio turnover rate....................         30.06 %           15.91%

CLASS D
                                                               April 25, 1997**
                                                Year ended            to
                                             December 31, 1998 December 31, 1997
                                             ----------------- -----------------
Per Share Data:*
Net asset value, beginning of period.......       $  9.69           $  7.14
                                                    -----             -----
Income from investment operations:
 Net investment income.....................         (0.15)            (0.11)
 Net gains or losses on securities (both
  realized and unrealized).................         (1.73)             2.67
                                                    -----             -----
Total from investment operations...........         (1.88)             2.56
                                                    -----             -----
Less distributions:
 Distributions (from capital gains)........         (0.03)            (0.01)
                                                    -----             -----
Total distributions........................         (0.03)            (0.01)
                                                    -----             -----
Net asset value, end of period.............       $  7.78           $  9.69
                                                    =====             =====
Total return...............................        (19.41)%           35.82 %

Ratios/Supplemental Data:
Net assets, end of period (in thousands)...       $45,384           $63,360
Ratio of expenses to average net assets....          2.44 %            2.63%+
Ratio of net income to average net assets..         (1.73)%           (1.88)%+
Portfolio turnover rate....................        (30.06)%           15.91%

--------------
 * Per share amounts are calculated based on average shares outstanding. ** Commencement of operations.
 + Annualized.

How to Contact Us

The Funds               Write:      Corporate Communications/
                                    Investor Relations Department
                                    J. & W. Seligman & Co. Incorporated
                                    100 Park Avenue, New York, NY 10017

                        Phone:      Toll-Free (800) 221-7844 in the US or
                                    (212) 850-1864 outside the US

                        Website:    http://www.seligman.com

Your Regular
(Non-Retirement)
Account                 Write:      Shareholder Services Department
                                    Seligman Data Corp.
                                    100 Park Avenue, New York, NY 10017

                        Phone:      Toll-Free (800) 221-2450 in the US or
                                    (212) 682-7600 outside the US

                        Website:    http://www.seligman.com

Your Retirement
Account                 Write:      Retirement Plan Services
                                    Seligman Data Corp.
                                    100 Park Avenue, New York, NY 10017

                        Phone:      Toll-Free (800) 445-1777


                24-hour telephone access is available by dialing (800) 622-4597 on a touchtone telephone. You will have instant access to price, yield, account balance, most recent transaction, and other information.

FOR MORE INFORMATION

The following information is available without charge upon request: Call toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US.

Statement of Additional Information (SAI) contains additional information about the Funds. It is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally part of) this prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                            SELIGMAN ADVISORS, INC.
                                an affiliate of
                                    [LOGO]
                            J. & W. SELIGMAN & CO.
                                 INCORPORATED
                               ESTABLISHED 1864
                      100 Park Avenue, New York, NY 10017

Information about the Funds, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (800) SEC-0330. The SAI, Annual/Semi-Annual reports and other information about the Funds are also available on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by writing: Public Reference Section of the SEC, Washington, DC 20549-6009. SEC FILE NUMBER: 811-08031

                        SELIGMAN VALUE FUND SERIES, INC.

                          Seligman Large-Cap Value Fund
                          Seligman Small-Cap Value Fund


                       Statement of Additional Information
                                   May 1, 1999

                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864
                       Toll Free Telephone: (800) 221-2450
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777


This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Seligman Value Fund Series, dated May 1, 1999. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which you may obtain by writing or calling the Fund at the above address or telephone numbers.

The financial statements and notes included in each Fund's Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. An Annual Report will be furnished to you without charge if you request a copy of this SAI.




                                Table of Contents

   Fund History..........................................................  2
   Description of the Funds and their Investments and Risks..............  2
   Management of the Funds...............................................  5
   Control Persons and Principal Holders of Securities...................  10
   Investment Advisory and Other Services................................  10
   Brokerage Allocation and Other Practices..............................  16
   Capital Stock and Other Securities ...................................  17
   Purchase, Redemption, and Pricing of Shares...........................  17
   Taxation of the Funds.................................................  22
   Underwriters..........................................................  23
   Calculation of Performance Data ......................................  25
   Financial Statements..................................................  27
   General Information...................................................  27
   Appendix A ...........................................................  28
   Appendix B............................................................

                                  Fund History

Seligman Value Fund Series, Inc. was incorporated under the laws of the state of Maryland on January 27, 1997.

              Description of the Fund and Its Investments and Risks

Classification

Seligman Value Fund Series, Inc. is a diversified open-end management investment company, or mutual fund. It consists of two separate and distinct funds: the Seligman Large-Cap Value Fund and the Seligman Small-Cap Value Fund.

Investment Strategies and Risks

The following information regarding the Funds' investments and risks supplements the information contained in each Funds' Prospectus.

Derivatives. Each Fund may invest in financial instruments commonly known as "derivatives" only for hedging or investment purposes. A Fund will not invest in derivatives for speculative purposes, i.e., where the derivative investment exposes the Fund to undue risk of loss, such as where the risk of loss is greater than the cost of the investment.

A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity or other asset. A Fund will not invest in a specific type of derivative without prior approval from the Fund's Board of Directors, after consideration of, among other things, how the derivative instrument serves the Fund' investment objective, and the risk associated with the investment. The only types of derivatives in which each Fund is currently permitted to invest are stock purchase rights and warrants and put options, as more fully described below.

Put Options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. A Fund will not purchase options for speculative purposes. Purchasing a put option gives a Fund the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

When a Fund purchases an option, it is required to pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Fund, the premium and the commission paid may be greater than the amount of the brokerage commission charged if the security were to be purchased or sold directly.

A put option provides hedge protection during its existence since a Fund, as holder of the put option, can sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in the underlying security by the premium paid for the put option and by transaction costs.

Because a purchased put option gives the purchaser a right and not an obligation, the purchaser is not required to exercise the option. If the underlying position incurs a gain, a Fund would let the put option expire resulting in a reduced profit on the underlying security equal to the cost of the put option. The cost of the put option is limited to the premium plus commission paid. A Fund' maximum financial exposure will be limited to these costs.

A Fund may purchase options listed on public exchanges as well as over-the-counter. Options listed on an exchange are generally considered very liquid. OTC options are considered less liquid, and therefore, will only be considered where there is not a comparable listed option. Because options will be used solely for hedging, and due to their relatively low cost and short duration, liquidity is not a significant concern.

A Fund' ability to engage in option transactions may be limited by tax considerations.

Rights and Warrants. A Fund may invest in common stock rights and warrants believed by the investment manager to provide capital appreciation opportunities. Each Fund may not invest in rights and warrants if, at the time of acquisition by the Fund, the investment in rights and warrants would exceed 5% of such Fund' net assets, valued at the lower of cost or market.

Fixed-Income Securities. Each Fund may invest in fixed-income securities that are not required to be rated by a recognized rating agency. As a matter of policy, each Fund will invest only in "investment grade" debt securities or, in the case of unrated securities, debt securities that are, in the opinion of the investment manager, of equivalent quality to "investment grade" securities. "Investment grade" debt securities are rated within the four highest rating categories as determined by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Rating Service ("S&P"). A description of the debt securities ratings appears in Appendix A.

Foreign Securities. Each Fund may invest in commercial paper and certificates of deposit issued by foreign banks and may invest in other securities of foreign issuers either directly or through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), or Global Depositary Receipts (GDRs) (collectively "Depositary Receipts"). Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulation. There may be less information available about a foreign company than about a US company and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to US companies. Foreign securities may not be as liquid as US securities and there may be delays and risks attendant in local settlement procedures. Securities of foreign companies may involve greater market risk than securities of US companies, and foreign brokerage commissions and custody fees are generally higher than those in United States. Investments in foreign securities may also be subject to local economic or political risks, political instability, the possible nationalization of issuers and the risk of expropriation or restrictions on the repatriation of proceeds of sale. In addition, foreign investments may be subject to withholding and other taxes. ADRs, which are traded in dollars on US Exchanges or over-the-counter, are issued by domestic banks and evidence ownership of securities issued by foreign corporations. EDRs are typically traded in Europe. GDRs are typically traded in both Europe and the United States. Depositary Receipts may be issued under sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities traded in the form of a Depositary Receipt. In unsponsored programs, the issuers may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored Depositary Receipt programs are generally similar, the issuers of securities represented by unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and therefore, the import of such information may not be reflected in the market value of such receipts. Each Fund may invest up to 10% of its total assets in foreign securities that it holds directly, but this 10% limit does not apply to foreign securities held through Depositary Receipts which are traded in the United States or to commercial paper and certificates of deposit issued by foreign banks.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable. Each Fund does not currently expect to invest more than 5% of its assets in such securities. A Fund may purchase restricted securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the investment manager, acting pursuant to procedures approved by the Fund's Board of Directors, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should this determination be made, the investment manager, acting pursuant to such procedures, will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Repurchase Agreements. A Fund may enter into repurchase agreements with commercial banks and with broker/dealers to invest cash for the short-term. A repurchase agreement is an agreement under which a Fund acquires a money market instrument, generally a US Government obligation qualified for purchase by a Fund, subject to resale at an agreed upon price and date. Such resale price reflects an agreed upon interest rate effective for the period of time the instrument is held by the Fund and is unrelated to the interest rate on the instrument. A Fund's repurchase agreements will at all times be fully collateralized, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. As a matter of fundamental policy, a Fund will not enter into repurchase agreements of more than one week's duration if more than 10% of its net assets would be so invested.

Borrowing. A Fund may from time to time borrow money for temporary, extraordinary or emergency purposes in an amount up to 15% of its total assets from banks at prevailing interest rates and invest the funds in additional securities. The Fund may pledge its assets only to the extent necessary to effect permitted borrowings on a secured basis. A Fund's borrowings are limited so that immediately after such borrowing the value of the Fund' assets (including borrowings) less its liabilities (not including borrowings) is at least three times the amount of the borrowings. Should a Fund, for any reason, have borrowings that do not meet the above test, then within three business days, such Fund must reduce such borrowings so as to meet the foregoing test. Under these circumstances, a Fund may have to liquidate portfolio securities at a time when it is disadvantageous to do so. Gains made with additional funds borrowed will generally cause the net asset value of a Fund' shares to rise faster than could be the case without borrowings. Conversely, if investment results fail to cover the cost of borrowings, the net asset value of a Fund could decrease faster than if there had been no borrowings.

Except as otherwise specifically noted above, each Fund's investment strategies are not fundamental and each Fund, with the approval of the Board of Directors, may change such strategies without the vote of shareholders.

Fund Policies

Each Fund is subject to fundamental policies that place restrictions on certain types of investments. Each Fund's policies cannot be changed except by vote of a majority of its outstanding voting securities. Under these policies, each Fund may not:

- Issue senior securities or borrow money, except for temporary or emergency purposes in an amount not to exceed 15% of the value of its total assets. A Fund will not purchase any securities while outstanding borrowings are greater than 5% of the value of its total assets;

- Mortgage or pledge any of its assets, except to the extent necessary to effect permitted borrowings on a secured basis;

- Make "short sales" of securities, or purchase securities on "margin," or write or purchase put or call options, except a Fund may purchase put options for hedging purposes as approved by the Board of Directors and as described in the Prospectus and herein;

- As to 75% of the value of its total assets, invest more than 5% of its total assets (taken at market) in securities of any one issuer, other than the U.S. Government, its agencies or instrumentalities, buy more than 10% of the outstanding voting securities of any issuer, or invest to control or manage any company;

- Invest more than 25% of its total assets at market value in the securities of issuers of any one industry, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

- Purchase securities of open-end or closed-end investment companies, except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), and other applicable law;

- Purchase or hold any real estate, except each Fund may invest in securities secured by real estate or interests therein or issued by persons (including real estate investment trusts) which deal in real estate or interests therein.

- Purchase or hold the securities of any issuer (other than shares of the Fund), if to the Fund's knowledge, those directors or officers of the Fund individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities;

-    Purchase or sell commodities and commodity futures contracts;

- Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter when purchasing or selling portfolio securities; or

- Make loans, except loans of portfolio securities and except to the extent the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements or deposits with banks may be considered loans.

Each Fund may not change its investment objective without shareholder approval.

Under the Investment Company Act of 1940 (1940 Act), a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

Temporary Defensive Position

When the investment manager believes that market conditions warrant a temporary defensive position, each Fund may invest up to 100% of its assets in short-term instruments, including, but not limited to, prime commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities, and securities of the US Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Each Fund's investments in foreign short-term instruments will be limited to those that, in the opinion of the investment manager, equate generally to the standards established for US short-term instruments. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

Portfolio Turnover

A Fund' portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The portfolio turnover rates for the Large-Cap Value Fund and the Small-Cap Value Fund for the year ended December 31, 1998 and for the period April 25,1997 (inception) through December 31, 1997 were _____ % and 38.74%, and _____ % and 15.91%, respectively.

                             Management of the Fund

Board of Directors

The Board of Directors provides broad supervision over the affairs of each Fund.

Management Information

Directors and officers of the Seligman Value Fund Series, Inc., together with information as to their principal business occupations during the past five years are shown below. Each Director who is an "interested person", as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

             Name,                                                                     Principal
           (Age) and                   Positions(s) Held                          Occupation(s) During
            Address                        with Fund                                  Past 5 Years
            -------                        ---------                                  ------------
      William C. Morris*         Director, Chairman of the       Chairman,  J.  & W.  Seligman  &  Co.  Incorporated,
             (60)                Board, Chief Executive          Chairman and Chief Executive  Officer,  the Seligman
                                 Officer and Chairman of the     Group of investment  companies;  Chairman,  Seligman
                                 Executive Committee             Advisors,  Inc, Seligman  Services,  Inc., and Carbo
                                                                 Ceramics  Inc.,  ceramic  proppants  for oil and gas
                                                                 industry;  Director, Seligman Data Corp., Kerr-McGee
                                                                 Corporation,  diversified energy company;  and Sarah
                                                                 Lawrence  College;  and a  Member  of the  Board  of
                                                                 Governors  of  the  Investment   Company  Institute.
                                                                 Formerly,    Director,   Daniel   Industries   Inc.,
                                                                 manufacturer of oil and gas metering equipment.

        Brian T. Zino*           Director, President and         Director  and  President,  J.  & W.  Seligman  & Co.
             (46)                Member of the Executive         Incorporated;   President  (with  the  exception  of
                                 Committee                       Seligman  Quality  Municipal Fund, Inc. and Seligman
                                                                 Select   Municipal  Fund,   Inc.)  and  Director  or
                                                                 Trustee, the Seligman Group of investment companies;
                                                                 Chairman,  Seligman Data Corp.; Director, ICI Mutual
                                                                 Insurance  Company;  Seligman  Advisors,  Inc.,  and
                                                                 Seligman Services, Inc.

             Name,                                                                     Principal
           (Age) and                   Positions(s) Held                          Occupation(s) During
            Address                        with Fund                                  Past 5 Years
            -------                        ---------                                  ------------
     Richard R. Schmaltz*        Director and Member of the      Director   and   Managing   Director,   Director  of
             (58)                Executive Committee             Investments,  J. & W.  Seligman & Co.  Incorporated;
                                                                 Director  or   Trustee,   the   Seligman   Group  of
                                                                 investment companies;  Director,  Seligman Henderson
                                                                 Co.,   and  Trustee   Emeritus  of  Colby   College.
                                                                 Formerly, Director, Investment Research at Neuberger
                                                                 & Berman from May 1993 to September 1996.

        John R. Galvin                      Director             Dean,  Fletcher School of Law and Diplomacy at Tufts
             (69)                                                University;  Director or Trustee, the Seligman Group
       Tufts University                                          of investment companies;  Chairman, American Council
        Packard Avenue,                                          on Germany;  a Governor  of the Center for  Creative
       Medford, MA 02155                                         Leadership;  Director;  Raytheon  Co.,  electronics;
                                                                 National Defense  University;  and the Institute for
                                                                 Defense   Analysis.   Formerly,   Director,   USLIFE
                                                                 Corporation;  Ambassador,  U.S. State Department for
                                                                 negotiations in Bosnia; Distinguished Policy Analyst
                                                                 at Ohio  State  University  and  Olin  Distinguished
                                                                 Professor of National Security Studies at the United
                                                                 States  Military  Academy.  From  June  1987 to June
                                                                 1992, he was the Supreme  Allied  Commander,  Europe
                                                                 and the  Commander-in-Chief,  United States European
                                                                 Command.

       Alice S. Ilchman                     Director             Retired President,  Sarah Lawrence College; Director
             (63)                                                or  Trustee,   the  Seligman   Group  of  investment
      18 Highland Circle                                         companies;  Director,  the  Committee  for  Economic
     Bronxville, NY 10708                                        Development;    and   Chairman,    The   Rockefeller
                                                                 Foundation,    charitable   foundation.    Formerly,
                                                                 Trustee,   The  Markle   Foundation,   philanthropic
                                                                 organization;   and   Director,   NYNEX,   telephone
                                                                 company;  and  International  Research  and Exchange
                                                                 Board, intellectual exchanges.

             Name,                                                                     Principal
           (Age) and                   Positions(s) Held                          Occupation(s) During
            Address                        With Fund                                  Past 5 Years

       Frank A. McPherson                   Director             Retired  Chairman  and Chief  Executive  Officer  of
              (65)                                               Kerr-McGee  Corporation;  Director or  Trustee,  the
   2601 Northwest Expressway,                                    Seligman  Group of investment  companies;  Director,
           Suite 805E                                            Kimberly-Clark Corporation,  consumer products; Bank
    Oklahoma City, OK 73112                                      of Oklahoma Holding Company; Baptist Medical Center;
                                                                 Oklahoma Chapter of the Nature Conservancy; Oklahoma
                                                                 Medical Research  Foundation;  and National Boys and
                                                                 Girls Clubs of America;  and Member of the  Business
                                                                 Roundtable and National Petroleum Council. Formerly,
                                                                 Chairman,  Oklahoma City Public Schools  Foundation;
                                                                 and Director,  Federal Reserve  System's Kansas City
                                                                 Reserve  Bank  and  the  Oklahoma  City  Chamber  of
                                                                 Commerce.

         John E. Merow                      Director             Retired  Chairman  and  Senior  Partner,  Sullivan &
             (69)                                                Cromwell,   law  firm;  Director  or  Trustee,   the
       125 Broad Street,                                         Seligman  Group of investment  companies;  Director,
      New York, NY 10004                                         Commonwealth  Industries,   Inc.,  manufacturers  of
                                                                 aluminum   sheet   products;   the  Foreign   Policy
                                                                 Association;  Municipal Art Society of New York; the
                                                                 U.S.  Council for  International  Business;  and New
                                                                 York  Presbyterian  Hospital;   Chairman,   American
                                                                 Australian  Association;  and New York  Presbyterian
                                                                 Healthcare   Network,   Inc.;   Vice-Chairman,   the
                                                                 U.S.-New Zealand Council; and Member of the American
                                                                 Law Institute and Council on Foreign Relations.

        Betsy S. Michel                     Director             Attorney; Director or Trustee, the Seligman Group of
             (56)                                                investment  companies;  Trustee,  The  Geraldine  R.
         P.O. Box 449                                            Dodge   Foundation,   charitable   foundation;   and
      Gladstone, NJ 07934                                        Chairman of the Board of  Trustees  of St.  George's
                                                                 School  (Newport,   RI).  Formerly,   Director,  the
                                                                 National    Association   of   Independent   Schools
                                                                 (Washington, DC).

        James C. Pitney                     Director             Retired Partner,  Pitney,  Hardin, Kipp & Szuch, law
             (72)                                                firm;  Director or Trustee,  the  Seligman  Group of
 Park Avenue at Morris County,                                   investment  companies.  Formerly,  Director,  Public
         P.O. Box 1945,                                          Service Enterprise Group, public utility.
      Morristown, NJ 07962

             Name,                                                                     Principal
           (Age) and                   Positions(s) Held                          Occupation(s) During
            Address                        With Fund                                  Past 5 Years
            -------                        ---------                                  ------------
       James Q. Riordan                     Director             Director  or   Trustee,   the   Seligman   Group  of
             (71)                                                investment   companies;    Director,   The   Houston
       675 Third Avenue,                                         Exploration  Company;  The Brooklyn Museum,  KeySpan
          Suite 3004                                             Energy Corporation; and Public Broadcasting Service;
      New York, NY 10017                                         and Trustee, the Committee for Economic Development.
                                                                 Formerly,  Co-Chairman  of the Policy Council of the
                                                                 Tax   Foundation;    Director,    Tesoro   Petroleum
                                                                 Companies,  Inc.  and  Dow  Jones &  Company,  Inc.;
                                                                 Director and  President,  Bekaert  Corporation;  and
                                                                 Co-Chairman, Mobil Corporation.

       Robert L. Shafer                     Director             Retired Vice  President,  Pfizer  Inc.;  Director or
             (66)                                                Trustee, the Seligman Group of investment companies.
     96 Evergreen Avenue,                                        Formerly, Director, USLIFE Corporation.
         Rye, NY 10580

       James N. Whitson                     Director             Director and Consultant,  Sammons Enterprises, Inc.;
             (63)                                                Director  or   Trustee,   the   Seligman   Group  of
    6606 Forestshire Drive                                       investment  companies;  C-SPAN; and CommScope,  Inc.
       Dallas, TX 75230                                          manufacturer of coaxial cables. Formerly,  Executive
                                                                 Vice  President,  Chief Operating  Officer,  Sammons
                                                                 Enterprises,  Inc.;  and Director,  Red Man Pipe and
                                                                 Supply Company, piping and other materials.

         Neil T. Eigen            Vice President and Portfolio   Managing Director, J. & W. Seligman & Co.
              (56)                          Manager              Incorporated; formerly, Senior Managing Director,
                                                                 Chief Investment Officer and Director of Equity
                                                                 Investing, Bear Stearns Asset Management.


       Lawrence P. Vogel                 Vice President          Senior Vice President,  Finance,  J. & W. Seligman &
             (42)                                                Co.  Incorporated,   Seligman  Advisors,  Inc.,  and
                                                                 Seligman Data Corp.;  Vice  President,  the Seligman
                                                                 Group  of   investment   companies,   and   Seligman
                                                                 Services,  Inc.; and Treasurer,  Seligman  Henderson
                                                                 Co.

        Frank J. Nasta                     Secretary             General  Counsel,  Senior  Vice  President,  Law and
             (34)                                                Regulation and Corporate Secretary, J. & W. Seligman
                                                                 & Co. Incorporated; Secretary, the Seligman Group of
                                                                 investment  companies,   Seligman  Advisors,   Inc.,
                                                                 Seligman Henderson Co., Seligman Services, Inc., and
                                                                 Seligman Data Corp.

         Thomas G. Rose                    Treasurer             Treasurer,   the   Seligman   Group  of   investment
              (41)                                               companies and Seligman Data Corp.

The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by each Fund for which no market valuation is available, and to elect or appoint officers of each Fund to serve until the next meeting of the Board.

Directors and officers of the Fund are also directors and officers of some or all of the other investment companies in the Seligman Group.

Compensation

                                                                          Pension or             Total Compensation
                                                       Aggregate       Retirement Benefits          from Fund and
            Name and                                 Compensation      Accrued as Part of         Fund Complex Paid
       Position with Fund                            from Fund (1)       Fund Expenses           to Trustees (1)(2)
       ------------------                            -------------       -------------           ------------------
William C. Morris, Director and Chairman                 N/A                  N/A                         N/A
Brian T. Zino, Director and President                    N/A                  N/A                         N/A
Richard R. Schmaltz, Director                            N/A                  N/A                         N/A
John R. Galvin, Director                                  $                   N/A                     $79,000
Alice S. Ilchman, Director                                                    N/A                      73,000
Frank A. McPherson, Director                                                  N/A                      79,000
John E. Merow, Director                                                       N/A                      77,000
Betsy S. Michel, Director                                                     N/A                      79,000
James C. Pitney, Director                                                     N/A                      75,000
James Q. Riordan, Director                                                    N/A                      75,000
Robert L. Shafer, Director                                                    N/A                      75,000
James N. Whitson, Director                               (d)                  N/A                      79,000(d)

----------
(1) For the year ended December 31, 1998. Effective January 16, 1998, the per meeting fee for Directors was increased by $1,000, which is allocated among all Funds in the Fund Complex.

(2) The Seligman Group of investment companies consists of eighteen investment companies.

(d)  Deferred.

Seligman Value Fund Series, Inc. has a compensation arrangement under which outside directors may elect to defer receiving their fees. Seligman Value Fund Series, Inc. has adopted a Deferred Compensation Plan under which a director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury bills, or (2) the rate of return on the shares of any of the investment companies advised by J. & W. Seligman & Co. Incorporated, as designated by the director. The cost of such fees and earnings is included in directors' fees and expenses, and the accumulated balance thereof is included in other liabilities in each Fund's financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Fund to Mr. Whitson as of December 31, 1998 was $_____ .

Seligman Value Fund Series, Inc. may, but is not obligated to, purchase shares of Seligman Group investment companies to hedge its obligations in connection with its Deferred Compensation Plan.

Sales Charges

Class A shares of each Fund may be issued without a sales charge to present and retired directors, trustees, officers, employees (and their family members) of each Fund, the other investment companies in the Seligman Group, and J. & W. Seligman & Co. Incorporated and its affiliates. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales may also be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by J. & W. Seligman & Co. Incorporated or any affiliate.

The sales may be made for investment purposes only, and shares may be resold only to each Fund, respectively.

Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

               Control Persons and Principal Holders of Securities

Control Persons

As of January 31, 1999, there was no person or persons who controlled either the Large-Cap Value Fund or the Small-Cap Value Fund, either through a significant ownership of shares or any other means of control.

Principal Holders

As of January 31,  1999,  15.22% of the  Large-Cap  Value Fund's Class A capital stock then outstanding, 38.67% of the Large-Cap Value Fund's Class B capital stock then outstanding and 23.77% of the Large-Cap Value Fund's capital stock then outstanding, were registered in the name of Merrill Lynch Pierce Fenner & Smith (MLPF&S), Attn: Fund Administrator, 4800 Deer Lake Drive East, Jacksonville, FL 32246.

As of January 31, 1999, 16.34% of the Small-Cap Value Fund's Class A capital stock then outstanding, 36.72% of the Small-Cap Value Fund's Class B capital stock then outstanding and 38.85% of the Value Fund's Class D capital stock then outstanding, were registered in the name of MLPF&S, Attn: Fund Administrator, 4800 Deer Lake Drive East, Jacksonville, FL 32246.

Management Ownership

As of January 31, 1999, directors and officers of the Fund as a group owned directly or indirectly 63,652 Class A shares, or 3.77% of the outstanding shares of the Class A capital stock of the Large-Cap Value Fund and 130,914 Class A shares, or 1.76% of the outstanding shares of the Class A capital stock of the Small-Cap Value Fund. No directors or officers owned Class B or Class D shares of either Fund as of such date.

                     Investment Advisory and Other Services

Investment Manager

J. & W. Seligman & Co. Incorporated (Seligman) manages each Fund. Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. On December 29, 1988, a majority of the outstanding voting securities of Seligman was purchased by Mr. William C. Morris and a simultaneous recapitalization of Seligman occurred. See Appendix "B" for further history of Seligman.

All of the officers of each Fund listed above are officers or employees of Seligman. Their affiliations with each Fund and with Seligman are provided under their principal business occupations.

Seligman is entitled to receive a management fee from each Fund for its services to such Fund, calculated daily and payable monthly. The management fee is equal to .80% of the Large-Cap Value Fund's average daily net assets and 1.00% of the Small-Cap Value Fund's average daily net assets. The management fees paid by the Large-Cap Value Fund for the year ended December 31, 1998 and for the period April 25, 1997 (inception) through December 31, 1997 was $_____ and $36,266 or _____% and .20% per annum of the average daily net assets of such Fund. Seligman, at its discretion, waived a portion of its fee for the Large-Cap Value Fund for the period ended December 31, 1997. The management fees paid by the

Small-Cap Value Fund for the year ended December 31, 1998 and for the period April 25, 1997 (inception) through December 31, 1997 was $_____ and $819,194 or _____% and 1.00% per annum of the average daily net assets of such Fund.

Each Fund  pays all of its  expenses  other  than  those  assumed  by  Seligman, including brokerage commissions, administration, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying each Fund and its shares under Federal and State securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of directors of Seligman Value Fund Series, Inc. not employed by or serving as a Director of the Manager or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. Each Fund's expenses are allocated among such Fund in a manner determined by the Directors to be fair and equitable.

The Management Agreement provides that Seligman will not be liable to either Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Agreement.

The Management Agreement was initially approved by the Board of Directors on March 20, 1997 and by the sole shareholder of each Fund on April 7, 1997. The Management Agreement will continue in effect until December 31, 1998 and thereafter from year to year, if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of each Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified either Fund at least 60 days prior to December 31 of any year that it does not desire such continuance. The Management Agreement may be terminated by any Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. Each Fund has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.

Officers, directors and employees of Seligman are permitted to engage in personal securities transactions, subject to Seligman's Code of Ethics. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Compliance Officer, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits each of the officers, directors and employees (including all portfolio managers) of Seligman from purchasing or selling any security that the officer, director, or employee knows or believes (1) was recommended by Seligman for purchase or sale by any client, including each Fund, within the preceding two weeks, (2) has been reviewed by Seligman for possible purchase or sale within the preceding two weeks, (3) is being purchased or sold by any client, (4) is being considered by a research analyst, (5) is being acquired in a private placement, unless prior approval has been obtained from Seligman's Compliance Officer, or (6) is being acquired during an initial or secondary public offering. The Code of Ethics also imposes a strict standard of confidentiality and requires portfolio managers to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.

The Code of Ethics also prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) for which the portfolio manager or investment team manages; and (2) each employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days). Any profit realized pursuant to either of these prohibitions must be disgorged.

Officers, directors, and employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All officers, directors and employees are also required to disclose all securities beneficially owned by them on December 31 of each year.

Principal Underwriter

Seligman Advisors, Inc., (Seligman Advisors) an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of each Fund of the Fund and of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of each Fund. Those individuals identified above under "Management Information" as directors or officers of each Fund and Seligman Advisors are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement, dated March 20, 1997, subject to the control of the Board of Directors, Seligman manages the investment of the assets of each Fund, including making purchases and sales of portfolio securities consistent with each Fund's' investment objectives and policies, and administers the business and other affairs of each Fund. Seligman provides each Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of directors who are employees or consultants of Seligman and of the officers and employees of each Fund. Seligman also provides senior management for Seligman Data Corp., each Fund's shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to either Fund.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise either Fund with respect to its investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares of each Fund, as set forth below:

                                                                                   Regular Dealer
                                    Sales Charge           Sales Charge              Reallowance
                                     As a % of             As a % of Net              As a % of
Amount of Purchase               Offering Price(1)        Amount Invested          Offering Price
------------------               -----------------        ---------------          --------------
Less than  $50,000                      4.75%                  4.99%                    4.25%
$50,000  -  $99,999                     4.00                   4.17                     3.50
$100,000  -  $249,999                   3.50                   3.63                     3.00
$250,000  -  $499,999                   2.50                   2.56                     2.25
$500,000  -  $999,999                   2.00                   2.04                     1.75
$1,000,000  and over(2)                  0                       0                        0

(1) "Offering Price" is the amount that you actually pay for each Fund's shares; it includes the initial sales charge.

(2) You will not pay a sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

Seligman Services, Inc. (Seligman Services), an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of each Fund shares. For years ended December 31, 1998 and for the period April 25, 1997 (inception) through December 31, 1997, Seligman Services received commissions from certain sales of the Large-Cap Value Fund shares and the Small-Cap Value Fund shares in the amount of $_____ and $725, and $_____ and $4,687, respectively.

Rule 12b-1 Plan

Each Fund has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, a Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's' Class A, Class B, and Class D shares, respectively. Payments by a Fund under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to the Fund' shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from each Fund, respectively. Payments made by a Fund under its 12b-1 Plan are intended to be used to encourage sales of the Fund, as well as to discourage redemptions.

Fees paid by a Fund under the 12b-1 Plan with respect to any class of shares of the Fund may not be used to pay expenses incurred solely in respect of any other class of the Fund, or any other Seligman fund. Expenses attributable to more than one class of a Fund will be allocated between the classes of the Fund in accordance with a methodology approved by the Fund's Board of Directors. A Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.

Class A

Under the 12b-1 Plan, each Fund, with respect to its Class A shares, pays quarterly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of the Fund's Class A shares. These fees are used by Seligman Advisors exclusively to make payments to Service

Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to
 .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts for each Fund, respectively. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Board of Directors. A Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one year by Seligman Advisors with respect to Class A shares of a Fund may be paid from Class A 12b-1 fees received from the Fund in any other year. If a Fund's' 12b-1 Plan is terminated in respect of its Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to its Class A shares. The total amount of service fees paid to Seligman Advisors in respect of Class A shares of the Large-Cap Value Fund and the Small-Cap Value Fund for the year ended December 31, 1998 was $_____ and $_____ equivalent to _____% and _____% of each Fund's' Class A shares' average daily net assets.

Class B

Under the 12b-1 Plan, each Fund, with respect to its Class B shares, pays monthly a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Fund's' Class B shares. The fee is comprised of (1) a distribution fee equal to .75% per annum, which is paid directly to a third party, FEP
Capital, L.P., to compensate it for having funded, at the time of sale of a Fund's' shares (i) a 4% commission payment to Service Organizations in connection with the sale of the Class B shares and (ii) a payment of up to .25% of sales to Seligman Advisors to help defray its costs of distributing Class B shares; and (2) a service fee of up to .25% per annum which is paid to Seligman Advisors. The service fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing service fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class B shares of a Fund attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts for the Fund. The amounts expended by Seligman Advisors or FEP Capital, L.P. in any one year upon the initial purchase of Class B shares of a Fund may exceed the 12b-1 fees paid by the Fund in that year. Each Fund's' 12b-1 Plan permits expenses incurred in respect of Class B shares in one year to be paid from Class B 12b-1 fees received from the Fund in any other year; however, in any year a Fund is not obligated to pay any 12b-1 fees in excess of the fees described above. Seligman Advisors and FEP Capital, L.P. are not reimbursed for expenses which exceed such fees. If a Fund's' 12b-1 Plan is terminated in respect of Class B shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors or FEP Capital, L.P. with respect to its Class B shares. The total amount of distribution and service fees paid to Seligman Advisors in respect of Class B shares of the Large-Cap Value Fund and the Small-Cap Value Fund for the year ended December 31, 1998 was $_____ and $_____ equivalent to _____% and _____% of each Fund's' Class B shares' average daily net assets.

Class D

Under the 12b-1 Plan, each Fund, with respect to its Class D shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Fund' Class D shares. The Fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to Class D shares is used, along with any CDSC proceeds, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares of a Fund, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of the Fund of a service fee of up to .25% of the net asset value of the Class D share sold (for shareholder services to be provided to Class D shareholders of the Fund over the course of the one year immediately following the sale). The payment to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares of a Fund, the entire 12b-1 fee attributable to such Class D shares of the Fund is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of assets invested in the Fund. The total amount of distribution and service fees paid to Seligman Advisors in respect of Class D shares of the Large-Cap Value Fund and the Small-Cap Value Fund for the year ended December 31, 1998 was $_____ and $_____ equivalent to _____% and _____% of each Fund's Class D shares' average daily net assets.

The amounts expended by Seligman Advisors in any one year with respect to Class D shares of a Fund may exceed the 12b-1 fees paid by the Fund in that year. Each Fund's' 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one year to be paid from Class D 12b-1 fees in any other year; however, in any year a Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of December 31, 1998 Seligman Advisors has incurred $_____ and $_____ of unreimbursed expenses, equal to _____% and _____% of net assets in respect of the Large-Cap Value Fund's and the Small-Cap Value Fund's Class D shares, respectively.

If the 12b-1 Plan is terminated in respect of Class D shares of a Fund, no amounts (other than amounts accrued by not yet paid) would be owed by the Fund to Seligman Advisors with respect to its Class D shares.

Payments made by the Large-Cap Value Fund and the Small-Cap Value Fund under each Fund's 12b-1 Plan for the year ended December 31, 1998, were spent on the following activities in the following amounts:

                            Compensation to   Compensation to        Other
Fund/Class                   Underwriters     Broker/Dealers       Compensation*
----------                   ------------     --------------       -------------

Large-Cap Value Fund/A              --         $                         --
Large-Cap Value Fund/B       $                 $                  $
Large-Cap Value Fund/D       $                 $                         --

Small-Cap Value Fund/A              --         $                         --
Small-Cap Value Fund/B       $                 $                  $
Small-Cap Value Fund/D       $                 $                         --

* Payment is made to FEP Capital, L. P. to compensate it for having funded at the time of sale, payments to broker/dealers and underwriters.

The 12b-1 Plans were approved on March 20, 1997 by the Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Seligman Value Fund Series, Inc. and who have no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans (the "Qualified Directors") and by the sole shareholder of each Fund on April 7, 1997. The Plans will continue in effect through December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors of the Seligman Value Fund Series, Inc., cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amounts payable to Service Organizations with respect to a Class without the approval of a majority of the outstanding voting securities of the Class. If the amount payable in respect of Class A shares under the Plans is proposed to be increased materially, the Fund will either (1) permit holders of Class B shares to vote as a separate class on the proposed increase or (2) establish a new class of shares subject to the same payment under the Plans as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the Plans may be made except by a majority of both the Directors and Qualified Directors.

The 12b-1 Plans require that the Treasurer of each Fund shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plans. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Seligman Value Fund Series, Inc. be made by such disinterested Directors.

Seligman Services acts as the broker/dealer of record for shareholder accounts of each Fund that do not have a designated financial advisor and receives compensation from each Fund pursuant to its 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For year ended December 31, 1998 and for the period April 25, 1997 (inception) through December 31, 1997, Seligman Services received distribution and service fees from the Large-Cap Value Fund and the Small-Cap Value Fund in the amounts of $_____ and $2,587, and $_____ and $3,777, respectively.

                    Brokerage Allocation and Other Practices

Brokerage Transactions

Seligman will seek the most favorable price and execution in the purchase and sale of portfolio securities for each Fund. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

In over-the-counter markets, each Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. Each Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

For the  year  ended  December  31,  1998  and for the  period  April  25,  1997
(inception) through December 31, 1997, the Large-Cap Value Fund and the Small-Cap Value Fund paid total brokerage commissions to others for execution, research and statistical services in the amounts of $_____ and $_____ , and $_____ and $_____ , respectively.

Commissions

For the  year  ended  December  31,  1998  and for the  period  April  25,  1997
(inception) through December 31, 1997 each Fund did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either Fund, Seligman, or Seligman Advisors.

Brokerage Selection

Consistent with seeking the most favorable price and execution when buying or selling portfolio securities, Seligman may give consideration to the research, statistical, and other services furnished by brokers or dealers to Seligman for its use, as well as the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis, and reports concerning issuers, industries, and securities deemed by Seligman to be beneficial to a Fund. In addition, Seligman is authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis although the use of such brokers may result in a higher brokerage charge to a Fund than the use of brokers selected solely on the basis of seeking the most favorable price and execution and although such research and analysis may be useful to Seligman in connection with its services to clients other than a Fund.

Directed Brokerage

During the year ended December 31, 1998 neither Fund nor Seligman directed any of its brokerage transactions to a broker because of research services provided.

Regular Broker-Dealers

During the year ended December 31, 1998, neither Fund acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.

                       Capital Stock and Other Securities

Capital Stock

The Directors of the Seligman Value Fund Series, Inc. are authorized to issue, create and classify shares of common stock in separate Funds without further action by shareholders. Shares of common stock of each Fund have a par value of $.001 and are divided into three classes. Each share of a Fund' Class A, Class B and Class D common stock is equal as to earnings, assets and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Maryland law. The Fund has adopted a Plan (the "Multiclass Plan") pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. Shares have non-cumulative voting rights for the election of directors. Each outstanding share will be fully paid and non-assessable, and freely transferable. There are no liquidation, conversion or prescriptive rights.

Other Securities

Seligman Value Fund Series, Inc. has no authorized securities other than the above-mentioned common stock.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Class A shares of each Fund may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Purchases of Class A shares by a "single person" (as defined below) may be eligible for the following reductions in initial sales charges:

Volume Discounts are provided if the total amount being invested in Class A shares of a Fund alone, or in any combination of shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in each Fund' Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of a Fund and shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the Prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Advisors is notified by an investor or a dealer of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge in accordance with the sales charge schedule in the Prospectus, or pursuant to a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. The 1% CDSC will be waived on shares of each Fund that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a director or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by the Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund prospectus, reports, and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in each Fund' Prospectus applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Fund's shareholder service agent. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp.

Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares; to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act; to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors; to financial institution trust departments; to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares; to accounts of financial institutions or broker/dealers that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts; pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund; to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors; and to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available.

Class B

Class B shares of each Fund may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class B shares of each Fund are subject to a CDSC if the shares are redeemed within six years of purchase at rates set forth in the table below, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Years Since Purchase                                         CDSC
--------------------                                         ----

Less than 1 year ..........................................   5%
1 year or more but less than 2 years ......................   4%
2 years or more but less than 3 years .....................   3%
3 years or more but less than 4 years .....................   3%
4 years or more but less than 5 years .....................   2%
5 years or more but less than 6 years .....................   1%
6 years or more ...........................................   0%

Approximately   eight  years  after  purchase,   Class  B  shares  will  convert
automatically  to Class A shares,  which are subject to an annual service fee of
 .25% but no distribution fee. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned. Conversion occurs at the end of the month which precedes the eighth anniversary of the purchase date. If Class B shares of a Fund are exchanged for Class B shares of another Seligman Mutual Fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired. Class B shareholders of a Fund exercising the exchange privilege will continue to be subject to such Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the new Class B shares. In addition, Class B shares of a Fund acquired by exchange will be subject to such Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the Class B shares of the fund from which the exchange has been made.

Class D

Class D shares of each Fund may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares of each Fund are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Systematic Withdrawals. Class B and Class D shareholders of each Fund who reinvest both their dividends and capital gain distributions to purchase additional shares of each Fund, respectively, may use the Fund' Systematic
Withdrawal Plan to withdraw up to 12% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class B and Class D shares of each Fund (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)  in connection with (1) distributions  from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Directors of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program.

If, with respect to a redemption of any Class A, Class B, or Class D shares of a Fund sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Payment in Securities. In addition to cash, a Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although each Fund does not presently intend to accept securities in payment for Fund shares. Generally, a Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. A Fund will not accept restricted securities in payment for Fund shares. Each Fund will value accepted securities in the manner provided for valuing its portfolio securities. Any securities accepted by a Fund in payment for Fund shares will have an active and substantial market and have a value which is readily ascertainable.

Fund Reorganizations

Class A shares of each Fund may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of a Fund' shares if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Offering Price

When you buy or sell shares of each Fund, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares.

NAV per share of each class of a Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund will also determine NAV for each of its classes on each day in which there is a sufficient degree of trading in a Fund's portfolio securities that the NAV of Fund shares might be materially affected. NAV per share for a class of a Fund is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of a Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class B and Class D shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares.

Portfolio securities, including open short positions and options written, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available, including restricted securities, are valued at fair value as determined in accordance with procedures approved by the Board of Directors. Short-term obligations with less than sixty days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than sixty days remaining to maturity will be valued on an amortized cost basis based on the value of such date unless the Board determines that this amortized cost value does not represent fair market value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the net asset value of Fund shares. Premiums received on the sale of call options will be included in the net asset value, and the current market value of the options sold by a Fund will be subtracted from net asset value.

Generally, trading in foreign securities, as well as US Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of such securities used in computing the net asset value of the shares of a Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the NYSE, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in accordance with procedures approved by the Board of Directors.

For purposes of determining the net asset value per share of a Fund, all assets and liabilities initially expressed in foreign currencies will be converted into US dollars at the mean between the bid and offer prices of such currencies against US dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

Specimen Price Make-Up

Under the current distribution arrangements between the Fund and Seligman Advisors, Class A shares of each Fund are sold with a maximum initial sales charge of 4.75% and Class B and Class D shares of each Fund are sold at NAV(1). Using each Class's NAV at December 31, 1998, the maximum offering price of each Fund's shares is as follows:

                              Large-Cap Value Fund

Class A
     Net asset value per share......................................       $

     Maximum sales charge (4.75% of offering price).................       $

     Offering price to public.......................................       $
                                                                           =====


Class B
     Net asset value and offering price per share(1) ...............       $


Class D
     Net asset value and offering price per share(1) ...............      $

                              Small-Cap Value Fund

Class A
     Net asset value per share......................................       $

     Maximum sales charge (4.75% of offering price).................       $

     Offering price to public.......................................       $
                                                                           =====

Class B
     Net asset value and offering price per share(1) ...............       $

Class D
     Net asset value and offering price per share(1) ...............      $

----------
(1) Class B shares are subject to a CDSC declining from 5% in the first year after purchase to 0% after six years. Class D shares are subject to a CDSC of 1% on redemptions within one year of purchase.

Redemption in Kind

The procedures for selling a Fund shares under ordinary circumstances are set forth in each Fund's Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE during periods of emergency, or such other periods as ordered by the Securities and Exchange Commission. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                              Taxation of the Funds

Each Fund is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, each Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Dividends from net investment income and distributions from net short-term capital gains are taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent designated as derived from a Fund' dividend income that would be eligible for the dividends received deduction if the Fund were not a regulated investment company, they are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by a Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received. Individual shareholders generally will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from a Fund's capital gains from property held for more than one year.

Any gain or loss realized upon a sale or redemption of shares in a Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of a Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of a Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

A Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned. Furthermore, dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Fund is required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. The rate of backup withholding is 31%. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any of its undistributed dividends and capital gain distributions. The Fund also reserves the right to close any account which does not have a certified taxpayer identification number.

                                  Underwriters

Distribution of Securities

The Fund and Seligman Advisors are parties to a Distributing Agreement dated March 20, 1997 under which Seligman Advisors acts as the exclusive agent for distribution of shares of each Fund. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of each Fund shares, Seligman Advisors allows reallowances to all dealers on sales of Class A shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.

Total sales charges paid by shareholders of Class A shares of the Large-Cap Value Fund and the Small-Cap Value Fund for the year ended December 31, 1998 and for the period April 25, 1997 (inception) through December 31, 1997 amounted to $_____ and $_____ , and $_____ and $_____ , respectively, of which $_____ and
$_____ , and  $_____  and  $_____  ,  respectively,  was  retained  by  Seligman
Advisors.

Compensation

Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Fund, received the following commissions and other compensation from each Fund during its year ended December 31, 1998:

                              Large-Cap Value Fund

      Net Underwriting        Compensation on
        Discounts and         Redemptions and
         Commissions            Repurchases
       (Class A Sales       (CDSC on Class A and        Brokerage           Other
      Charge Retained)       Class D Retained)         Commissions       Compensation (1)
      ----------------       ----------------          -----------       ------------

          $                       $                      $                    $

                              Small-Cap Value Fund

      Net Underwriting        Compensation on
        Discounts and         Redemptions and
         Commissions            Repurchases
       (Class A Sales       (CDSC on Class A and        Brokerage           Other
      Charge Retained)       Class D Retained)         Commissions       Compensation (1)
      ----------------       ----------------          -----------       ------------

          $                       $                      $                    $

     (1) Seligman Advisors has sold its rights to collect any CDSC imposed on redemptions of Class B shares to FEP Capital, L.P., in connection with an arrangement with FEP Capital, L.P. as discussed above under "12b-1 Plan." In connection with this arrangement, Seligman Advisors receives payments from FEP Capital, L.P. based on the value of Class B shares sold. Such payments received for the year ended December 31, 1998 are reflected in the table.

Other Payments

Seligman Advisors shall pay broker/dealers, from its own resources, a fee on purchases of Class A shares of each Fund of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million;
 .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a director or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a director or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay broker/dealers, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows:
1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.

Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

                         Calculation of Performance Data

The total returns for Class A shares of the Large-Cap Value Fund and the Small-Cap Value Fund for the year ended December 31, 1998 and for the period April 25, 1997 (inception) through December 31, 1997 were _____% and 23.08%, respectively. These returns were computed by subtracting the maximum sales load of 4.75% of the public offering price and assuming that all of the dividends and gain distributions paid by each Fund's Class A shares over the relevant time period were reinvested. It was then assumed that at the end of the period, the entire amount was redeemed. The total return was then determined by calculating the rate required for the initial investment to grow to the amount which would have been received upon redemption (income and capital). The total returns for Class B shares of the Large-Cap Value Fund and the Small-Cap Value Fund for the year ended December 31, 1998 and for the period April 25, 1997 (inception) through December 31, 1997 were _____% and 23.46%, respectively. This return was computed assuming that all of the dividends and gain distributions paid by each Fund's Class B shares, if any, were reinvested over the relevant time period. It was then assumed that at the end of the period the entire amount was redeemed, subtracting the 5% CDSC. The total returns for Class D shares of the Large-Cap Value Fund and the Small-Cap Value Fund for the year ended December 31, 1998 and for the period April 25, 1997 (inception) through December 31, 1997 were _____% and 27.46%, respectively. These returns were computed assuming that all of the dividends and gain distributions paid by each Fund's Class D shares, if any, were reinvested over the relevant time period. It was then assumed that at the end of the period, the entire amount was redeemed, subtracting the 1% CDSC.

Table A below illustrates the total return (income and capital) on Class A shares of each Fund with dividends invested and gain distributions taken in shares. It shows that a $1,000 investment in Class A shares of the Large-Cap Value Fund, assuming payment of the 4.75% sales load, made on April 25, 1997 (commencement of offering) had a value of $_____ on December 31, 1998, resulting in an aggregate total return of _____%; and a $1,000 investment in Class A shares of the Small-Cap Value Fund, assuming payment of the 4.75% sales load, made on April 25, 1997 (commencement of offering) had a value of $_____ on December 31, 1998, resulting in an aggregate total return of _____%. Table B illustrates the total return (income and capital) on Class B shares of each Fund with dividends invested and gain distributions, if any, taken in shares. It shows that a $1,000 investment in Class B shares of the Large-Cap Value Fund made on April 25, 1997 (commencement of offering) had a value of $_____ on December 31, 1998, after subtracting the 5% CDSC, resulting in an aggregate total return of _____%; and a $1,000 investment in Class B shares of the Small-Cap Value Fund made on April 25, 1997 (commencement of offering) had a value of $_____ on December 31, 1998, after subtracting the 5% CDSC, resulting in an aggregate total return of _____%. Table C illustrates the total return (income and capital) on Class D shares of each Fund with dividends invested and gain distributions, if any, taken in shares. It shows that a $1,000 investment in Class D shares of the Large-Cap Value Fund made on April 25, 1997 (commencement of offering) had a value of $_____ on December 31, 1998, after subtracting the 1% CDSC, resulting in an aggregate total return of _____%; and a $1,000 investment in Class D shares of the Small-Cap Value Fund made on April 25, 1997 (commencement of offering) had a value of $_____ on December 31, 1998, after subtracting the 1% CDSC, resulting in an aggregate total return of _____%. The results shown should not be considered a representation of the dividend income or gain in capital value which may be realized from an investment made in a class of shares of the Fund today.

                            TABLE A - CLASS A SHARES

                       Value of           Value of                  Value         Total Value
Period                  Initial         Capital Gain                 of               of                   Total
Ended(1)             Investment(2)      Distributions             Dividends       Investment(2)           Return(1,3)
-------              -------------      -------------             ---------       -----------             ---------
Large-Cap Value Fund
12/31/97                 $1,212                $18                 $ 1             $1,231
12/31/98

Small-Cap Value Fund
12/31/97                 $1,297                $ 1                 $--             $1,298
12/31/98

                            TABLE B - CLASS B SHARES

                       Value of           Value of                  Value         Total Value
Period                  Initial         Capital Gain                 of               of                   Total
Ended(1)             Investment(2)      Distributions             Dividends       Investment(2)           Return(1,3)
-------              -------------      -------------             ---------       -----------             ---------
Large-Cap Value Fund
12/31/97                 $1,217                $18                 $--             $1,235
12/31/98

Small-Cap Value Fund
12/31/97                 $1,307                $ 1                 $--             $1,308
12/31/98

                            TABLE C - CLASS D SHARES

                       Value of           Value of                  Value         Total Value
Period                  Initial         Capital Gain                 of               of                   Total
Ended(1)             Investment(2)      Distributions             Dividends       Investment(2)           Return(1,3)
-------              -------------      -------------             ---------       -----------             ---------
Large-Cap Value Fund
12/31/97                 $1,257                $18                 $--             $1,275
12/31/98

Small-Cap Value Fund
12/31/97                 $1,347                $ 1                 $--             $1,348
12/31/98

----------

1 For the year ended December 31, 1997 the performance of the Class A, Class B and Class D shares represents the performance for the period April 25, 1997 (commencement of offering) through December 31, 1997.

2 The "Value of Initial Investment" as of the date indicated reflects the effect of the maximum sales load or CDSC, if applicable, assumes that all dividends and capital gain distributions were taken in cash and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value of Investment" reflects the effect of the CDSC, if applicable, and assumes investment of all dividends and capital gain distributions.

3 "Total Return" for each class of shares of a Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified; subtracting the maximum sales load for Class A shares; determining total value of all dividends and capital gain distributions that would have been paid during the period on such shares assuming that each dividend or capital gain distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; subtracting the CDSC on Class B and Class D shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment.

A Fund may from time to time, make reference in advertising or promotional material to performance information, including mutual fund rankings, prepared by Lipper Analytical Service, Inc., an independent reporting service which monitors the performance of mutual funds. In calculating the total return of the Fund's Class A, Class B and Class D shares, respectively, the Lipper analysis assumes investment of all dividends and distributions paid but does not take into account applicable sales charges. A Fund may also refer in advertisements in other promotional material to articles, comments, listings and columns in the financial press pertaining to the Fund's performance. Examples of such financial and other press publications include BARRON'S, BUSINESS WEEK, CDA/WIESENBERGER MUTUAL FUNDS INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSION AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, THE WALL STREET JOURNAL, USA TODAY, U.S. NEWS AND WORLD REPORT, WORTH MAGAZINE, WASHINGTON POST AND YOUR MONEY.

A Fund's advertising or promotional material may make reference to the Fund's "Beta." "Standard Deviation," or "Alpha." Beta measures the volatility of a Fund, as compared to that of the overall market. Standard deviation measures how widely a Fund's performance has varied from its average performance, and is an indicator of a Fund's potential for volatility. Alpha measures the difference between the returns of a Fund and the returns of the market, adjusted for volatility.

                              Financial Statements

The Annual Reports to shareholders for the year ended December 31, 1998 contains schedules of the investments of each Fund as of December 31, 1998 as well as certain other financial information as of the applicable date. The financial statements and notes included in the Annual Reports, and the Independent Auditors' Reports thereon, are incorporated herein by reference. These Reports will be furnished without charge to investors who request copies of this Statement of Additional Information.

                               General Information

Custodian. Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for the Fund. It also maintains, under the general supervision of the Manager, the accounting records and determines the net asset values for each Fund.

Auditors. _____, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, New York 10281.

                                   Appendix A

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)
DEBT SECURITIES

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

COMMERCIAL PAPER

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment ability of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong ability for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.
Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high Financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATING SERVICE ("S&P")
DEBT SECURITIES

AAA: Debt issues rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Debt issues rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Debt issues rated A are regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt issues rated BBB are regarded as having an adequate capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Debt issues rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Debt issues rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

COMMERCIAL PAPER

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2:   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D: Debt rated "D" is in payment default.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   Appendix B

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

     Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

     Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. &
W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o    Is appointed U.S. Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets, and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.

o    Leads in the  purchase  and  subsequent  sale to the public of Newport News
     Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios.

o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s

o    Introduces  Seligman  Select  Municipal  Fund,  Inc. and  Seligman  Quality
     Municipal Fund, Inc. two closed-end funds that invest in high quality municipal bonds.

o In 1991 establishes a joint venture with Henderson plc, of London, known as Seligman Henderson Co., to offer global investment products.

o    Introduces  to  the  public   Seligman   Frontier   Fund,   Inc.,  a  small
     capitalization mutual fund.

o Launches Seligman Henderson Global Fund Series, Inc., which today offers five separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, Seligman Henderson Global Growth Opportunities Fund and Seligman Henderson Emerging Markets Growth Fund.

o Launches Seligman Value Fund Series, Inc., which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

                                   Appendix B

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED


     Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

     Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. &
W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 .... Prior to 1900

     Helps finance America's fledgling railroads through underwriting. Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary. Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison. Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension. Is appointed US Navy fiscal agent by President Grant. Becomes a leader in raising capital for America's industrial and urban development.

 .... 1900-1910

     Helps Congress finance the building of the Panama Canal.

 .... 1910s

     Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 .... 1920s

     Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company. ? Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $3 billion in assets, and one of its oldest.

 .... 1930s

     Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.
     Establishes Investment Advisory Service.

 .... 1940s

     Helps shape the Investment Company Act of 1940.

     Leads in the  purchase  and  subsequent  sale to the public of Newport News
     Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

     Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

     Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 .... 1950-1989

     Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios.

     Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.

     Establishes J. & W. Seligman Trust Company, and J. & W. Seligman Valuations Corporation.

     Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 .... 1990s

     Introduces  Seligman  Select  Municipal  Fund,  Inc. and  Seligman  Quality
     Municipal Fund, Inc. two closed-end funds that invest in high quality municipal bonds.

     In 1991 establishes a joint venture with Henderson plc, of London, known as Seligman Henderson Co., to offer global and international investment products.

     Introduces  to  the  public   Seligman   Frontier   Fund,   Inc.,  a  small
     capitalization mutual fund.

     Launches Seligman Henderson Global Fund Fund, Inc., which today offers five separate Fund: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, Seligman Henderson Global Growth Opportunities Fund and Seligman Henderson Emerging Markets Growth Fund.

     Launches Seligman Value Fund Fund, Inc., which currently offers two separate Fund: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.


VALUESER

                                                                File No. 2-56805
                                                                        811-2650

PART C.  OTHER INFORMATION

Item 23.   Exhibits.


     All Exhibits listed below have been previously filed, except Exhibits marked with an asterisk (*) which will be filed by amendment.


(a) Articles of Incorporation of Registrant. (Incorporated by reference to Registrant's Initial Registration Statement filed on January 29, 1997.)

(b) By-laws of Registrant. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)


(c)       *Specimen Stock Certificate of Class ___ shares of Capital Stock.


(d)(1) Management Agreement between Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)


(e)(1) Distributing Agreement between Registrant and Seligman Advisors, Inc. (formerly, Seligman Financial Services, Inc.) (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(e)(2) Sales Agreement between Seligman Advisors , Inc. (formerly, Seligman Financial Services, Inc.) and Dealers. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)


(f)(1) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(f)(2) Deferred Compensation Plan for Directors of Seligman Value Fund Series, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on April 30, 1998.)

(g) Form of Custody and Investment Accounting Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(h)       Not applicable.

(i)       Opinion  and  Consent  of  Counsel.   (Incorporated  by  reference  to
          Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)


(j)       *Consent of Independent Auditors.


(k)       Not applicable.

(l) Purchase Agreement (Investment Letter) between Registrant and Seligman Advisors, Inc. (formerly, Seligman Financial Services, Inc.) (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(m)(1) Administration, Shareholder Services and Distribution Plan of Seligman Large-Cap Value Fund. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(m)(2)    Administration,   Shareholder   Services  and  Distribution  Plan  for
          Seligman   Small-Cap  Value  Fund.   (Incorporated   by  reference  to
          Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(m)(3) Form of Administration, Shareholder Services and Distribution Agreement between Seligman Advisors, Inc. (formerly, Seligman Financial Services, Inc.) and Dealers. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

                                                                File No. 2-56805
                                                                        811-2650

PART C.  OTHER INFORMATION


(n)       *Financial Data Schedules.


(o) Seligman Group of Funds Multi-class Plan pursuant to Rule 18f-3. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

Other Exhibits:  Powers of Attorney.  (Incorporated by reference to Registrant's
                 Pre-Effective Amendment No. 2 filed on April 17, 1997.)

Item 24. Persons Controlled by or Under Common Control with Registrant.  None.

Item 25. Indemnification. Reference is made to the provisions of Article Twelfth of Registrant's Articles of Incorporation filed as Exhibit 24(b)(1) of the Registrant's Registration Statement, filed on Form N-1A on January 31, 1997 and Article VII of Registrant's By-laws filed as Exhibit 24(b)(2) to Registrant's Pre-Effective Amendment No. 2 to the Registration Statement.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act as is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser. J. & W. Seligman & Co. Incorporated, a Delaware corporation ("Manager"), is the Registrant's investment adviser. The Manager also serves as investment adviser to several associated investment companies. They are: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc. Seligman Select Municipal Fund, Inc., and Tri-Continental Corporation.

          The Manager has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Forms ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File Nos. 801-15798), which was filed on March 25, 1998.

                                                                File No. 2-56805
                                                                        811-2650

PART C.  OTHER INFORMATION (continued)

Item 27. Principal Underwriters.

     (a) The names of each investment company (other than the Registrant) for which Registrant's principal underwriter is currently distributing securities of the Registrant and also acts as a principal underwriter, depositor or investment adviser are as follows:

          Seligman Capital Fund, Inc.
          Seligman Cash Management Fund, Inc.
          Seligman Common Stock Fund, Inc.
          Seligman Communications and Information Fund, Inc.
          Seligman Frontier Fund, Inc.
          Seligman Growth Fund, Inc.
          Seligman Henderson Global Fund Series, Inc.
          Seligman High Income Fund Series
          Seligman Income Fund, Inc.
          Seligman Municipal Fund Series, Inc.
          Seligman Municipal Series Trust
          Seligman New Jersey Municipal Fund, Inc.
          Seligman Pennsylvania Municipal Fund Series
          Seligman Portfolios, Inc.

     (b)  Name  of  each   director,   officer  or  partner  of  each  principal
          underwriter named in the answer to Item 20:


                             Seligman Advisors, Inc.
                             As of January 31, 1999


        (1)                                   (2)                                         (3)
Name and Principal                   Positions and Offices                       Positions and Offices
 Business Address                    with Underwriter                            with Registrant
 ----------------                    ----------------                            ---------------
William C. Morris*                   Director                                    Chairman of the Board and Chief Executive Officer

Brian T. Zino*                       Director                                    President and Director

Ronald T. Schroeder*                 Director                                    None

Fred E. Brown*                       Director                                    Director Emeritus

William H. Hazen*                    Director                                    None

Thomas G. Moles*                     Director                                    None

David F. Stein*                      Director                                    None

Stephen J. Hodgdon*                  President and Director                      None

Charles W. Kadlec*                   Chief Investment Strategist                 None

Lawrence P. Vogel*                   Senior Vice President, Finance              Vice President


Edward F. Lynch*                     Senior Vice President, National             None
                                     Sales Director


James R. Besher                      Senior Vice President, Divisional           None
14000 Margaux Lane                   Sales Director
Town & Country, MO  63017

Gerald I. Cetrulo, III               Senior Vice President, Sales                None
140 West Parkway
Pompton Plains, NJ  07444

Jonathan G. Evans                    Senior Vice President, Sales                None
222 Fairmont Way
Ft. Lauderdale, FL  33326

T. Wayne Knowles                     Senior Vice President,                      None
104 Morninghills Court               Divisional Sales Director
Cary, NC  27511

                                                                File No. 2-56805
                                                                        811-2650

PART C.  OTHER INFORMATION (continued)


                             Seligman Advisors, Inc.
                             As of January 31, 1999


        (1)                                           (2)                                         (3)
Name and Principal                            Positions and Offices                       Positions and Offices
 Business Address                             with Underwriter                            with Registrant
 ----------------                             ----------------                            ---------------
Joseph Lam                                    Senior Vice President, Regional             None
Seligman International Inc.                   Director, Asia
Suite 1133, Central Building
One Pedder Street
Central Hong Kong

Bradley W. Larson                             Senior Vice President, Sales                None
367 Bryan Drive
Alamo, CA  94526

Richard M. Potocki                            Senior Vice President, Regional             None
Seligman International UK Limited             Director, Europe and the Middle East
Berkeley Square House 2nd Floor
Berkeley Square
London, United Kingdom W1X 6EA

Bruce M. Tuckey                               Senior Vice President, Sales                None
41644 Chathman Drive
Novi, MI  48375

Andrew S. Veasey                              Senior Vice President, Sales                None
14 Woodside
Rumson, NJ  07760

J. Brereton Young*                            Senior Vice President, National             None
                                              Accounts Manager

Peter J. Campagna                             Vice President, Regional Retirement         None
1130 Green Meadow Court                       Plans Manager
Acworth, GA  30102


Matthew A. Digan*                             Senior Vice President, Director of          None
                                              Mutual Fund Marketing


Mason S. Flinn                                Vice President, Regional Retirement         None
159 Varennes                                  Plans Manager
San Francisco, CA  94133


Robert T. Hausler*                            Senior Vice President, Senior               None
                                              Portfolio Specialist


Marsha E. Jacoby*                             Vice President, Offshore Business           None
                                              Manager

William W. Johnson*                           Vice President, Order Desk                  None


Michelle L. McCann (Rappa)*                   Senior Vice President, Director of          None
                                              Retirement Plans

Scott H. Novak*                               Senior Vice President, Insurance            None


Ronald W. Pond*                               Vice President, Portfolio Advisor           None

Tracy A. Salomon*                             Vice President, Retirement Marketing        None

Michael R. Sanders*                           Vice President, Product Manager             None
                                              Managed Money Services

Helen Simon*                                  Vice President, Sales                       None
                                              Administration Manager

Gary A. Terpening*                            Vice President, Director of Business        None
                                              Development


Charles L. von Breitenbach, II*               Senior Vice President, Director of          None
                                              Managed Money Services


Joan M. O'Connell                             Vice President, Regional Retirement         None
3707 5th Avenue #136                          Plans Manager
San Diego, CA  92103

                                                                File No. 2-56805
                                                                        811-2650

PART C.    OTHER INFORMATION (continued)


                             Seligman Advisors, Inc.
                             As of January 31, 1999


        (1)                                           (2)                                         (3)
Name and Principal                            Positions and Offices                       Positions and Offices
 Business Address                             with Underwriter                            with Registrant
 ----------------                             ----------------                            ---------------
Charles E. Wenzel                             Vice President, Regional Retirement         None
703 Greenwood Road                            Plans Manager
Wilmington, DE  19807


Jeffery C. Pleet*                             Vice President, Regional Retirement         None
                                              Plans Manager


Richard B. Callaghan                          Regional Vice President                     None
7821 Dakota Lane
Orland Park, IL  60462

Bradford C. Davis                             Regional Vice President                     None
255 4th Avenue, #2
Kirkland, WA  98033

Christopher J. Derry                          Regional Vice President                     None
2380 Mt. Lebanon Church Road
Alvaton, KY  42122

Kenneth Dougherty                             Regional Vice President                     None
8640 Finlarig Drive
Dublin, OH  43017

Edward S. Finocchiaro                         Regional Vice President                     None
120 Screenhouse Lane
Duxbury, MA  02332

Michael C. Forgea                             Regional Vice President                     None
32 W. Anapamu Street # 186
Santa Barbara, CA  93101

David L. Gardner                              Regional Vice President                     None
2504 Clublake Trail
McKinney, TX  75070

Carla A. Goehring                             Regional Vice President                     None
11426 Long Pine
Houston, TX  77077

Michael K. Lewallen                           Regional Vice President                     None
908 Tulip Poplar Lane
Birmingham, AL  35244

Judith L. Lyon                                Regional Vice President                     None
163 Haynes Bridge Road, Ste 205
Alpharetta, CA  30201

Stephen A. Mikez                              Regional Vice President                     None
11786 E. Charter Oak
Scottsdale, AZ  85259

Tim O'Connell                                 Regional Vice President                     None
14872 Summerbreeze Way
San Diego, CA  92128

Thomas Parnell                                Regional Vice President                     None
5250 Greystone Drive  #107
Inver Grove Heights, MN  55077


Nicholas Roberts                              Regional Vice President                     None
200 Broad Street, Apt. 2225
Stamford, CT  06901

                                                                File No. 2-56805
                                                                        811-2650

PART C.  OTHER INFORMATION (continued)



                             Seligman Advisors, Inc.
                             As of January 31, 1999


        (1)                                           (2)                                         (3)
Name and Principal                            Positions and Offices                       Positions and Offices
 Business Address                             with Underwriter                            with Registrant
 ----------------                             ----------------                            ---------------
Diane H. Snowden                              Regional Vice President                     None
11 Thackery Lane
Cherry Hill, NJ  08003


Craig Prichard                                Regional Vice President                     None
300 Spyglass Drive
Fairlawn, OH  44333

Steve Wilson                                  Regional Vice President                     None
83 Kaydeross Park Road
Saratoga Springs, NY  12866

Eugene P. Sullivan                            Regional Vice President                     None
8 Charles Street, Apt. 603
Baltimore, MD  21201


Kelli A. Wirth Dumser                         Regional Vice President                     None
8618 Hornwood Court
Charlotte, NC  28215

Frank J. Nasta*                               Secretary                                   Secretary

Aurelia Lacsamana*                            Treasurer                                   None


Jeffrey S. Dean*                              Vice President, Business Analyst            None


Sandra G. Floris*                             Assistant Vice President, Order Desk        None

Keith Landry*                                 Assistant Vice President, Order Desk        None

Gail S. Cushing*                              Assistant Vice President, National          None
                                              Accounts Manager

Albert A. Pisano*                             Assistant Vice President and                None
                                              Compliance Officer

Jack Talvy*                                   Assistant Vice President, Internal          None
                                              Marketing Services Manager


Joyce Peress*                                 Assistant Secretary                         Assistant Secretary



* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

(c)  Not applicable

Item 28. Location of Accounts and Records. The accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in the possession of J.& W. Seligman & Co. Incorporated at its offices at 100 Park Avenue, New York, NY 10017 or at the following locations:

     (1) Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105 is custodian of the Registrant's cash and securities. It also is agent to perform certain accounting and record-keeping functions relating to portfolio transactions and to calculate the net asset value of the Registrant.

     (2) Seligman Data Corp., 100 Park Avenue, New York, NY 10017, as shareholder servicing agent, maintains shareholder records for the Registrant.

Item 29.  Management Services.  Not Available.

Item 30. Undertakings. The Registrant undertakes to: (1) furnish a copy of the Registrant's latest annual report, upon request and without charge, to every person to whom a prospectus is delivered; and, (2) if requested to do so by the holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                                                File No. 2-56805
                                                                        811-2650


                                   SIGNATURES


     Pursuant  to the  requirements  of the  Securities  Act of  1933,  and  the
Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 5to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 26th day of February, 1999.



                                           SELIGMAN VALUE FUND SERIES, INC.




                                           By:  /s/ William C. Morris
                                                --------------------------------
                                                    William C. Morris, Chairman


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940 this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities indicated on February 26, 1999.

     Signature                                  Title
     ---------                                  -----

/s/ Brian T. Zino                            Chairman of the Board
-----------------------------                (Principal executive officer)
William C. Morris*                           and Director



/s/ Brian T. Zino                            Director and President
-----------------------------
Brian T. Zino


/s/Thomas G. Rose                            Treasurer
-----------------------------
Thomas G. Rose




John R. Galvin, Director           )
Alice S. Ilchman, Director         )
Frank A. McPherson, Director       )
John E. Merow, Director            )
Betsy S. Michel, Director          )         /s/ Brian T. Zino
James C. Pitney, Director          )         -----------------------------------
James Q. Riordan, Director         )         *Brian T. Zino, Attorney-in-fact
Richard R. Schmaltz, Director      )
Robert L. Shafer, Director         )
James N. Whitson, Director         )